UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	11-30-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

November 30, 2018

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Municipal Bonds Outperform Treasuries in Volatile Climate

Municipal bonds (munis) overcame heightened market volatility to generate slightly positive returns for the six-month reporting period. Munis generally outperformed U.S. Treasuries, which declined fractionally as yields remained volatile and headed higher overall.

Favorable economic data and continued Federal Reserve (Fed) easing helped drive Treasury yields higher, and muni yields followed suit. U.S. annualized gross domestic product growth jumped from 2.2% in the first quarter to 4.2% in the second quarter. Although growth moderated in the third quarter, the economy continued to expand at a healthy 3.5% pace. At the same time, the unemployment rate plunged to a 49-year low, while inflation remained at or near the Fed's target.

The upbeat economy prompted the Fed to lift its short-term lending rate in June and September, the second and third interest rate hikes of 2018. The Fed also boosted its outlook for 2018 from three rate hikes to potentially four. This more-hawkish tone, combined with U.S. midterm election results, helped drive Treasury yields to their highest levels in several years. But Treasury yields fell sharply late in the reporting period. Continued strong stock market volatility and softer language from the Fed regarding the central bank's 2019 rate-hike plans drove yields lower.

Against this challenging backdrop for fixed-income investors, positive supply and demand influences helped munis advance fractionally and outperform Treasuries. High-yield munis modestly outperformed investment-grade munis.

Looking ahead, we believe state and local finances across the country should remain relatively healthy, providing continued support to the muni market. We also expect supply and demand dynamics to remain favorable. However, slowing global growth, ongoing trade tensions, and Fed interest-rate policy may continue to trigger widespread financial market volatility. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

NOVEMBER 30, 2018
Portfolio at a Glance
Weighted Average Life to Maturity	16.2 years
Average Duration (Modified)	5.9 years

Top Five States and Territories	% of net assets
New York	12.1%
Illinois	9.3%
Arizona	6.0%
Colorado	5.3%
New Jersey	5.2%

Top Five Sectors	% of fund investments
Retirement Community	17%
Special Tax	15%
Charter School	9%
Hospital	9%
General Obligation (GO) - Local	8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.0%
Other Assets and Liabilities	1.0%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2018 to November 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During Period(1) 6/1/18 - 11/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$995.50	$3.00	0.60%
I Class	$1,000	$996.50	$2.00	0.40%
Y Class	$1,000	$997.70	$1.85	0.37%
A Class	$1,000	$994.30	$4.25	0.85%
C Class	$1,000	$991.60	$7.99	1.60%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
I Class	$1,000	$1,023.06	$2.03	0.40%
Y Class	$1,000	$1,023.21	$1.88	0.37%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

NOVEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.0%
Alabama — 1.7%
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/24	$2,520,000	$2,805,566
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,329,040
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 6/1/24	5,000,000	5,255,400
		10,390,006
Alaska — 0.4%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,354,225
Arizona — 6.0%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	2,009,410
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,030,600
Arizona Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.25%, 7/1/22 (GA: CFE Management Group LLC)(1)	1,000,000	985,610
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	4,708,950
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,037,500
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	1,000,000	920,210
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,489,035
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,486,635
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/44	1,000,000	1,023,390
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,170,380
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	501,545
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Series 2017 Obligated Group), 4.00%, 7/1/22(1)	3,000,000	2,922,870
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.25%, 7/1/48(1)	1,000,000	982,270
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.25%, 7/1/53(1)	1,000,000	962,210
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	516,085
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,011,690
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,076,780
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	1,325,000	1,307,126

6

	Principal Amount	Value
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	$1,325,000	$1,285,171
Maricopa County Industrial Development Authority Rev., (Benjamin Franklin Charter School Ltd.), 6.00%, 7/1/52(1)(2)	4,000,000	4,149,960
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	1,000,000	1,010,010
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	264,000	264,005
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	164,000	163,990
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	1,021,180
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	500,000	533,815
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	1,000,000	1,072,030
		37,642,457
Arkansas — 0.2%
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 1.75%, 12/3/18 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
California — 5.0%
Antelope Valley Healthcare District Rev., 5.00%, 3/1/21	2,445,000	2,542,580
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	8,000,000	982,880
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,002,320
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,501,860
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	519,395
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	514,015
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,024,210
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(3)	2,500,000	2,017,450
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	572,930
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,250,000	2,562,008
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	447,660
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	500,000	551,510
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,003,150
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(3)	5,000,000	788,300
Independent Cities Finance Authority Rev., (Lamplighter Salinas Mobilehome Park), 6.15%, 7/15/40	2,000,000	2,098,460
Long Beach Unified School District GO, Capital Appreciation, 0.00%, 8/1/25 (AGC)(3)	1,595,000	1,333,276
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	1,000,000	1,017,020

7

	Principal Amount	Value
Palm Springs Airport Rev., 6.40%, 7/1/23	$250,000	$250,185
Palm Springs Airport Rev., 6.50%, 7/1/27	85,000	85,039
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,584,945
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(3)	3,500,000	893,900
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,000,000	3,199,800
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,503,420
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	2,000,000	2,121,900
		31,118,213
Colorado — 5.3%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,009,780
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,015,880
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	510,000	497,944
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	530,859
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,225,710
Centerra Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/29(1)	4,000,000	4,211,920
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,042,080
City & County of Denver Rev., (United Airlines, Inc.), 5.00%, 10/1/32	3,000,000	3,154,500
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	996,960
Colorado Health Facilities Authority Rev., (Christian Living Communities), 5.00%, 1/1/37	1,615,000	1,659,477
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/37	500,000	534,065
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/47	2,000,000	2,117,360
Cornerstar Metropolitan District GO, 3.50%, 12/1/21	178,000	179,465
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	509,610
Denver Urban Renewal Authority Tax Allocation, 5.00%, 12/1/25	1,500,000	1,644,780
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	1,900,000	1,885,674
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	704,000	712,877
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,237,200
One Horse Business Improvement District Rev., 6.00%, 6/1/24	1,025,000	1,026,076
Plaza Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/22(1)	500,000	531,735
Regional Transportation District COP, 5.00%, 6/1/20	1,750,000	1,826,772
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,031,860
Southglenn Metropolitan District GO, 5.00%, 12/1/30	1,400,000	1,438,626

8

	Principal Amount	Value
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	$500,000	$523,970
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,038,140
Water Valley Metropolitan District No. 01 GO, 5.25%, 12/1/40	300,000	306,873
		32,890,193
Delaware — 0.7%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,568,010
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	3,000,000	2,990,940
		4,558,950
District of Columbia — 1.0%
District of Columbia Rev., (Ingleside Presbyterian Retirement Community, Inc.), 5.00%, 7/1/52	1,000,000	968,360
District of Columbia Rev., (National Law Enforcement Officers Memorial Fund, Inc.), 7.75%, 7/1/49	4,000,000	4,178,520
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(3)	15,000,000	1,372,800
		6,519,680
Florida — 4.4%
Atlantic Beach Health Care Facilities (Naval Continuing Care Retirement Foundation Obligated Group), 3.25%, 11/15/24(2)	2,155,000	2,157,758
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	248,898
Brevard County Rev., (University Financing Foundation, Inc.), 6.75%, 11/1/39	1,000,000	1,021,300
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	750,000	745,133
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,000,000	1,002,000
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,043,250
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/21	350,000	370,223
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/22	250,000	269,260
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center, Inc.), 5.50%, 11/15/42	1,500,000	1,597,590
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,122,040
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/30	600,000	652,710
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/31	500,000	542,400
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,393,112
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	989,767
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,032,200
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	1,000,000	1,010,630
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,366,439
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,497,175

9

	Principal Amount	Value
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	$430,000	$483,827
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,980,000	1,898,503
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,735,000	2,686,727
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	750,000	786,203
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	1,882,841
		27,799,986
Georgia — 0.5%
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,557,840
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,432,380
		2,990,220
Guam — 0.2%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,018,670
Idaho — 1.1%
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/25	1,985,000	2,160,494
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/26	250,000	274,058
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/37	1,000,000	1,046,190
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,119,642
		6,600,384
Illinois — 9.3%
Chicago GO, 5.625%, 1/1/29	2,500,000	2,776,075
Chicago GO, 5.50%, 1/1/39	2,000,000	2,096,540
Chicago GO, 5.00%, 1/1/40	2,500,000	2,525,400
Chicago Board of Education GO, 5.00%, 12/1/23(2)	1,500,000	1,555,980
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,778,147
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,459,275
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,110,330
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,400,794
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	3,000,000	3,217,200
Chicago O'Hare International Airport Rev., 5.00%, 1/1/27	3,000,000	3,305,880
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,635,497
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,414,736
Illinois Finance Authority Rev., (Benedictine University Obligated Group), 6.25%, 10/1/33	1,000,000	1,010,340
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,571,120
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	1,994,680
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,025,000
State of Illinois GO, 5.00%, 6/1/20	2,000,000	2,059,100

10

	Principal Amount	Value
State of Illinois GO, 5.00%, 5/1/22	$1,000,000	$1,042,870
State of Illinois GO, 5.00%, 2/1/24	2,000,000	2,108,480
State of Illinois GO, 5.00%, 12/1/25	3,000,000	3,183,270
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,061,020
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,178,350
State of Illinois GO, 5.00%, 10/1/33	900,000	931,743
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,137,548
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,050,590
University of Illinois Rev., VRDN, 1.68%, 12/7/18 (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,725,080
		58,255,045
Iowa — 1.1%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	4,837,528
Iowa Finance Authority Rev., (Wahlert High School), VRDN, 1.71%, 12/3/18 (LOC: U.S. Bank N.A.)	1,250,000	1,250,000
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	995,140
		7,082,668
Kansas — 1.9%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	9,500,000	9,425,900
Wichita Rev., (K-96 Greenwich STAR Bond), 3.00%, 9/1/23	2,690,000	2,679,321
		12,105,221
Kentucky — 0.8%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,409,253
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	3,879,295
		5,288,548
Louisiana — 0.5%
Louisiana State Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	1,500,000	1,562,880
New Orleans Aviation Board Rev., 6.50%, 1/1/40	1,500,000	1,505,010
		3,067,890
Maryland — 2.6%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,524,705
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/24	1,000,000	1,109,650
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,119,680
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,134,510
Maryland Stadium Authority Rev., 5.00%, 5/1/25	3,600,000	4,150,512
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,565,655
Prince George's County Tax Allocation, 5.25%, 7/1/48(1)	2,000,000	1,970,380
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 3.50%, 11/1/26	1,825,000	1,780,543
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 5.00%, 11/1/47	2,000,000	2,049,040
		16,404,675

11

	Principal Amount	Value
Massachusetts — 0.3%
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	$2,000,000	$2,012,620
Michigan — 4.2%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,537,525
Detroit City School District GO, 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,690,520
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,320,063
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,844,710
Lincoln Consolidated School District GO, 5.00%, 5/1/20 (AGM Q-SBLF)	1,490,000	1,550,896
Michigan Finance Authority Rev., 5.00%, 5/1/25 (Q-SBLF)	375,000	428,426
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/47	3,195,000	3,316,154
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,482,255
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/26(1)	1,415,000	1,472,944
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/31(1)	1,530,000	1,571,677
Michigan Tobacco Settlement Finance Authority Rev., (Michigan Finance Authority), 6.00%, 6/1/48	3,000,000	2,943,750
		26,158,920
Minnesota — 0.5%
North Oaks Rev., (Presbyterian Homes of North Oaks, Inc.), 5.00%, 10/1/27	1,750,000	1,913,817
Township of Baytown Rev., (St. Croix Preparatory Academy), 4.25%, 8/1/46	1,225,000	1,113,648
		3,027,465
Mississippi — 0.9%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.71%, 12/3/18 (GA: Chevron Corp.)	5,800,000	5,800,000
Missouri — 3.6%
Branson Industrial Development Authority Rev., 3.00%, 11/1/21	705,000	700,714
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,305,338
Health & Educational Facilities Authority of the State of Missouri Rev., (St. Louis College of Pharmacy), 5.50%, 5/1/43	1,000,000	1,059,210
Health & Educational Facilities Authority of the State of Missouri Rev., (St. Louis College of Pharmacy), 5.00%, 5/1/45	1,890,000	1,953,825
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,518,050
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,658,933
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,040,780
Lees Summit Tax Allocation, 4.875%, 11/1/37(1)	3,500,000	3,280,480

12

	Principal Amount	Value
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	$5,000,000	$4,952,200
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	1,800,000	1,825,830
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,003,270
		22,298,630
Nevada — 1.8%
Clark County Special Assessment, 5.00%, 8/1/30	1,455,000	1,496,366
Clark County Special Assessment, 5.00%, 8/1/32	375,000	383,280
Clark County Special Assessment, 5.00%, 8/1/35	690,000	701,675
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,096,320
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	875,000	879,156
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	1,000,000	1,002,920
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	347,773
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,004,980
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,387,260
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(3)	10,000,000	1,077,800
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(3)	13,000,000	1,019,330
		11,396,860
New Jersey — 5.2%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,497,700
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	2,000,000	2,068,780
New Jersey Economic Development Authority Rev., (NYNJ Link Borrower LLC), 5.375%, 1/1/43	1,600,000	1,710,704
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,247,000
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,077,850
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.50%, 6/1/33	500,000	547,045
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/35	1,000,000	1,028,210
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,374,475
New Jersey Health Care Facilities Financing Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 7/1/22	1,000,000	1,096,110
New Jersey Health Care Facilities Financing Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 7/1/23	1,000,000	1,117,510
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	2,800,000	2,907,884
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	2,500,000	2,506,925

13

	Principal Amount	Value
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	$5,000,000	$5,306,900
		32,487,093
New Mexico — 0.3%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	511,425
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	451,881
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,188,888
		2,152,194
New York — 12.1%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,569,780
Build NYC Resource Corp. Rev., (Albert Einstein College of Medicine, Inc.), 5.50%, 9/1/45(1)	3,000,000	3,142,320
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	757,928
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,008,970
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	650,431
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	512,865
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	1,014,510
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	1,007,270
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,503,900
Nassau County Tobacco Settlement Corp. Rev., 5.00%, 6/1/35	2,000,000	1,907,480
New York City GO, 5.00%, 8/1/23	750,000	841,770
New York City GO, VRDN, 1.73%, 12/3/18 (SBBPA: Bank of America N.A.)	2,000,000	2,000,000
New York City GO, VRDN, 1.73%, 12/3/18 (LOC: Bank of America N.A.)	2,800,000	2,800,000
New York City GO, VRDN, 1.74%, 12/3/18 (LOC: Bank of New York Mellon)	1,200,000	1,200,000
New York City GO, VRDN, 1.74%, 12/3/18 (SBBPA: Barclays Bank plc)	3,200,000	3,200,000
New York City GO, VRDN, 1.76%, 12/3/18 (SBBPA: JPMorgan Chase Bank N.A.)	1,800,000	1,800,000
New York City GO, VRDN, 1.76%, 12/3/18 (LOC: Bank of the West)	2,360,000	2,360,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,058,590
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.72%, 12/3/18 (SBBPA: Bank of America N.A.)	1,000,000	1,000,000
New York City Water & Sewer System Rev., VRDN, 1.72%, 12/3/18 (SBBPA: Bank of America N.A.)	2,150,000	2,150,000
New York City Water & Sewer System Rev., VRDN, 1.72%, 12/3/18 (SBBPA: Bank of America N.A.)	1,200,000	1,200,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,283,805
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,009,320

14

	Principal Amount	Value
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	$7,000,000	$7,155,050
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,125,920
New York State Dormitory Authority Rev., (Touro College and University System Obligated Group), 5.50%, 1/1/44	850,000	909,619
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/31 (GA: American Airlines Group)	5,000,000	5,162,900
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 1/1/25	5,000,000	5,542,700
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 1/1/34	2,500,000	2,730,400
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 1/1/36	2,500,000	2,708,425
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 5.25%, 1/1/50	4,500,000	4,769,235
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/22	1,000,000	1,068,630
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/23	1,000,000	1,085,750
Newburgh GO, 5.625%, 6/15/33	1,400,000	1,507,618
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/36	2,000,000	2,136,780
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	1,655,000	1,777,933
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/21	1,565,000	1,671,577
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/23	1,000,000	1,103,850
		75,435,326
North Carolina — 1.0%
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,031,510
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	2,945,040
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,539,945
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23	610,000	644,434
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24	280,000	296,134
		6,457,063
Ohio — 4.8%
Allen County Hospital Facilities Rev., (Mercy Health), VRDN, 1.71%, 12/3/18 (LOC: Union Bank N.A.)	500,000	500,000
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	1,910,000	1,785,907
Buckeye Tobacco Settlement Financing Authority Rev., 5.75%, 6/1/34	2,000,000	1,871,920
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/47	9,995,000	9,483,856
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/52(3)	25,000,000	658,250

15

	Principal Amount	Value
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	$1,420,000	$1,502,289
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	2,000,000	2,255,760
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,693,150
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,250,000	1,353,213
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,357,837
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,533,850
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	987,070
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.50%, 1/15/48 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,002,930
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,933,573
		29,919,605
Oklahoma — 0.5%
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.50%, 8/15/57	1,110,000	1,198,212
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,112,280
		3,310,492
Oregon — 0.8%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.80%, 5/15/24	1,150,000	1,132,819
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.20%, 5/15/25	775,000	768,296
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,078,140
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,345,575
Yamhill County Hospital Authority Rev., (Friendsview Manor), 4.00%, 11/15/26	500,000	506,855
		4,831,685
Pennsylvania — 5.0%
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,417,962
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,035,670
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	525,000	523,031
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	1,050,000	1,047,543
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	1,000,000	1,127,230
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,585,530
Dauphin County General Authority Rev., (Harrisburg University of Science & Technology), 5.125%, 10/15/41(1)	3,000,000	2,877,000
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,172,738
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,640,500

16

	Principal Amount	Value
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group)), 5.125%, 7/1/37	$1,000,000	$1,032,530
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,328,825
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/21, Prerefunded at 100% of Par(4)	760,000	829,760
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	265,000	294,463
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	890,000	1,001,490
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	1,100,000	1,251,206
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,614,645
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,662,810
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	500,000	488,485
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	1,967,640
Philadelphia Municipal Authority Rev., 6.50%, 4/1/19, Prerefunded at 100% of Par(4)	1,500,000	1,522,935
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,812,775
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,003,090
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,020,957
		31,258,815
Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,208,385
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	999,400
		3,207,785
South Carolina — 0.7%
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/19 (BAM)	500,000	515,505
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/20 (BAM)	1,000,000	1,058,890
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/25	1,245,000	1,409,639
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health Obligated Group), 5.75%, 8/1/19, Prerefunded at 100% of Par(4)	1,475,000	1,512,037
		4,496,071
Tennessee — 1.3%
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/31	1,700,000	1,759,279
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/37	625,000	638,300
Clarksville Public Building Authority Rev., VRDN, 1.73%, 12/3/18 (LOC: Bank of America N.A.)	1,600,000	1,600,000
Memphis-Shelby County Industrial Development Board Tax Allocation, 5.625%, 1/1/46	2,400,000	2,501,760
Montgomery County Public Building Authority Rev., VRDN, 1.73%, 12/3/18 (LOC: Bank of America N.A.)	1,045,000	1,045,000
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	514,190
		8,058,529

17

	Principal Amount	Value
Texas — 4.9%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	$700,000	$701,967
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,307,417
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,001,320
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	1,986,240
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,794,328
Houston Airport System Rev., (United Airlines, Inc.), 5.00%, 7/15/20	2,000,000	2,064,420
Houston Combined Utility System Rev., VRDN, 1.71%, 12/6/18 (LIQ FAC: State Street Bank & Trust Co.)	1,200,000	1,200,000
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	518,625
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,536,750
New Hope Cultural Education Facilities Finance Corp. Rev., (Carillon, Inc.), 5.00%, 7/1/46	1,000,000	999,960
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/31	1,300,000	1,327,079
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/36	1,000,000	1,004,190
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	1,993,220
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	960,000	938,736
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	1,947,505
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	948,280
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	2,500,000	2,712,300
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,188,100
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/21 (BAM)	2,045,000	2,164,530
		30,334,967
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/24	1,000,000	1,137,860
Virginia — 3.2%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,014,180
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,396,750
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,726,305
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/37	765,000	790,742
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,254,428
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 2.75%, 1/1/26	1,000,000	943,710

18

	Principal Amount	Value
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	$980,000	$958,891
Mosaic District Community Development Authority Tax Allocation, 6.875%, 3/1/36	1,000,000	1,066,070
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,074,400
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,312,392
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,245,758
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	950,650
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRDN, 5.00%, 7/1/38(1)	1,000,000	1,013,830
Washington County Industrial Development Authority Rev., (Mountain States Health Alliance Obligated Group), 7.75%, 1/1/19, Prerefunded at 100% of Par(4)	1,200,000	1,205,304
		19,953,410
Washington — 1.8%
Port of Seattle Industrial Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 4/1/30	1,000,000	1,076,730
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	1,035,000	1,032,299
Washington State Housing Finance Commission Rev., (Heron's Key Obligated Group), 7.00%, 7/1/50(1)	1,250,000	1,321,875
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 3.125%, 7/1/23(1)	2,735,000	2,706,775
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	840,051
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,901,349
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,262,660
		11,141,739
West Virginia — 0.4%
Monongalia County Commission Special District Rev., 5.50%, 6/1/37(1)	1,050,000	1,064,920
Monongalia County Commission Special District Rev., 5.75%, 6/1/43(1)	500,000	509,745
West Virginia Economic Development Authority Rev., (Morgantown Energy Associates), 2.875%, 12/15/26	775,000	744,698
		2,319,363
Wisconsin — 2.3%
Public Finance Authority Rev., (Ameream LLC), 7.00%, 12/1/50(1)	2,500,000	2,816,100
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,655,136
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.125%, 6/1/48(1)	1,000,000	997,730
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.95%, 11/15/24(1)	1,250,000	1,256,338

19

	Principal Amount	Value
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	$2,000,000	$2,111,120
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(1)	2,750,000	2,745,572
Public Finance Authority Rev., (Wittenberg University), 5.25%, 12/1/39(1)	1,500,000	1,524,615
Wisconsin Health & Educational Facilities Authority Rev., (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,028,320
		14,134,931
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $613,687,346)		618,418,454
OTHER ASSETS AND LIABILITIES — 1.0%		6,253,710
TOTAL NET ASSETS — 100.0%		$624,672,164

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	178	March 2019	$17,800,000	$24,903,313	$(117,213)

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $131,573,225, which represented 21.1% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

20

Statement of Assets and Liabilities

NOVEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $613,687,346)	$618,418,454
Cash	279,014
Deposits with broker for futures contracts	409,400
Receivable for investments sold	3,439,843
Receivable for capital shares sold	2,584,083
Interest receivable	9,235,615
634,366,409

Liabilities
Payable for investments purchased	7,843,654
Payable for capital shares redeemed	1,300,053
Payable for variation margin on futures contracts	72,313
Accrued management fees	251,547
Distribution and service fees payable	17,324
Dividends payable	209,354
9,694,245

Net Assets	$624,672,164

Net Assets Consist of:
Capital paid in	$632,985,222
Distributable earnings	(8,313,058)
$624,672,164

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$276,424,471	29,309,231	$9.43
I Class	$275,256,069	29,189,119	$9.43
Y Class	$26,158,717	2,775,183	$9.43
A Class	$34,268,880	3,634,318	$9.43*
C Class	$12,564,027	1,332,902	$9.43
*Maximum offering price $9.87 (net asset value divided by 0.955).

See Notes to Financial Statements.

21

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$13,749,999

Expenses:
Management fees	1,529,218
Distribution and service fees:
A Class	42,319
C Class	65,735
Trustees' fees and expenses	21,763
1,659,035

Net investment income (loss)	12,090,964

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,035,736)
Futures contract transactions	68,488
(1,967,248)

Change in net unrealized appreciation (depreciation) on:
Investments	(12,418,015)
Futures contracts	(117,213)
(12,535,228)

Net realized and unrealized gain (loss)	(14,502,476)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,411,512)

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MAY 31, 2018
Increase (Decrease) in Net Assets	November 30, 2018	May 31, 2018
Operations
Net investment income (loss)	$12,090,964	$20,869,668
Net realized gain (loss)	(1,967,248)	3,270,894
Change in net unrealized appreciation (depreciation)	(12,535,228)	1,734,635
Net increase (decrease) in net assets resulting from operations	(2,411,512)	25,875,197

Distributions to Shareholders
From earnings:
Investor Class	(5,641,619)	(11,950,968)
I Class	(5,352,974)	(6,571,254)
Y Class	(481,500)	(575,607)
A Class	(627,068)	(1,144,246)
C Class	(192,841)	(459,397)
Decrease in net assets from distributions	(12,296,002)	(20,701,472)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	43,431,962	72,507,923

Net increase (decrease) in net assets	28,724,448	77,681,648

Net Assets
Beginning of period	595,947,716	518,266,068
End of period	$624,672,164	$595,947,716

See Notes to Financial Statements.

23

Notes to Financial Statements

NOVEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

24

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

25

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended November 30, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $20,030,000 and $23,560,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2018 were $167,694,204 and $126,495,344, respectively.

26

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2018		Year ended May 31, 2018
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,410,053	$51,840,898	12,011,342	$115,637,569
Issued in reinvestment of distributions	518,444	4,960,503	1,076,059	10,346,574
Redeemed	(11,489,618)	(110,321,013)	(14,575,136)	(140,013,646)
	(5,561,121)	(53,519,612)	(1,487,735)	(14,029,503)
I Class
Sold	11,024,717	105,682,854	12,101,309	116,555,933
Issued in reinvestment of distributions	520,561	4,976,025	621,565	5,977,544
Redeemed	(2,593,308)	(24,731,989)	(4,859,076)	(46,833,258)
	8,951,970	85,926,890	7,863,798	75,700,219
Y Class
Sold	1,400,997	13,461,941	2,025,482	19,364,851
Issued in reinvestment of distributions	50,413	481,337	59,817	575,529
Redeemed	(411,399)	(3,923,012)	(350,662)	(3,382,195)
	1,040,011	10,020,266	1,734,637	16,558,185
A Class
Sold	506,953	4,882,535	526,249	5,069,087
Issued in reinvestment of distributions	54,793	523,983	101,127	972,249
Redeemed	(254,714)	(2,446,665)	(780,859)	(7,511,147)
	307,032	2,959,853	(153,483)	(1,469,811)
C Class
Sold	151,704	1,446,527	60,437	580,717
Issued in reinvestment of distributions	15,844	151,509	38,392	368,989
Redeemed	(369,598)	(3,553,471)	(540,847)	(5,200,873)
	(202,050)	(1,955,435)	(442,018)	(4,251,167)
Net increase (decrease)	4,535,842	$43,431,962	7,515,199	$72,507,923

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

27

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $14,700,000 futures contracts sold.

The value of interest rate risk derivative instruments as of November 30, 2018, is disclosed on the Statement of Assets and Liabilities as a liability of $72,313 in payable for variation margin on futures contracts.* For the six months ended November 30, 2018, the effect of interest rate risk derivative instruments on the Statement of Operations was $68,488 in net realized gain (loss) on futures contract transactions and $(117,213) in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

8. Risk Factors

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$613,687,346
Gross tax appreciation of investments	$12,091,808
Gross tax depreciation of investments	(7,360,700)
Net tax appreciation (depreciation) of investments	$4,731,108

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2018, the fund had accumulated short-term capital losses of $(10,841,523), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2019.

28

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

29

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$9.66	0.19	(0.23)	(0.04)	(0.19)	$9.43	(0.45)%	0.60%(4)	3.89%(4)	21%	$276,424
2018	$9.56	0.36	0.10	0.46	(0.36)	$9.66	4.87%	0.60%	3.74%	49%	$336,797
2017	$9.73	0.33	(0.17)	0.16	(0.33)	$9.56	1.75%	0.60%	3.51%	80%	$347,732
2016	$9.36	0.35	0.37	0.72	(0.35)	$9.73	7.90%	0.60%	3.72%	41%	$357,757
2015	$9.25	0.39	0.11	0.50	(0.39)	$9.36	5.43%	0.60%	4.12%	48%	$254,276
2014	$9.55	0.39	(0.30)	0.09	(0.39)	$9.25	1.21%	0.60%	4.40%	87%	$234,790
I Class
2018(3)	$9.66	0.20	(0.23)	(0.03)	(0.20)	$9.43	(0.35)%	0.40%(4)	4.09%(4)	21%	$275,256
2018	$9.56	0.38	0.10	0.48	(0.38)	$9.66	5.08%	0.40%	3.94%	49%	$195,453
2017	$9.73	0.36	(0.18)	0.18	(0.35)	$9.56	1.95%	0.40%	3.71%	80%	$118,346
2016	$9.36	0.37	0.37	0.74	(0.37)	$9.73	8.12%	0.40%	3.92%	41%	$33,660
2015	$9.25	0.40	0.11	0.51	(0.40)	$9.36	5.64%	0.40%	4.32%	48%	$22,816
2014	$9.56	0.41	(0.31)	0.10	(0.41)	$9.25	1.31%	0.40%	4.60%	87%	$13,321

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2018(3)	$9.65	0.20	(0.22)	(0.02)	(0.20)	$9.43	(0.23)%	0.37%(4)	4.12%(4)	21%	$26,159
2018	$9.56	0.38	0.09	0.47	(0.38)	$9.65	5.00%	0.37%	3.97%	49%	$16,750
2017(5)	$9.40	0.05	0.16	0.21	(0.05)	$9.56	2.25%	0.37%(4)	3.88%(4)	80%(6)	$5
A Class
2018(3)	$9.66	0.18	(0.23)	(0.05)	(0.18)	$9.43	(0.57)%	0.85%(4)	3.64%(4)	21%	$34,269
2018	$9.56	0.34	0.09	0.43	(0.33)	$9.66	4.61%	0.85%	3.49%	49%	$32,130
2017	$9.73	0.31	(0.17)	0.14	(0.31)	$9.56	1.50%	0.85%	3.26%	80%	$33,286
2016	$9.36	0.33	0.37	0.70	(0.33)	$9.73	7.64%	0.85%	3.47%	41%	$91,271
2015	$9.25	0.36	0.11	0.47	(0.36)	$9.36	5.17%	0.85%	3.87%	48%	$69,573
2014	$9.55	0.37	(0.30)	0.07	(0.37)	$9.25	0.96%	0.85%	4.15%	87%	$74,515
C Class
2018(3)	$9.65	0.14	(0.22)	(0.08)	(0.14)	$9.43	(0.84)%	1.60%(4)	2.89%(4)	21%	$12,564
2018	$9.56	0.26	0.09	0.35	(0.26)	$9.65	3.72%	1.60%	2.74%	49%	$14,817
2017	$9.72	0.24	(0.16)	0.08	(0.24)	$9.56	0.85%	1.60%	2.51%	80%	$18,898
2016	$9.35	0.26	0.37	0.63	(0.26)	$9.72	6.84%	1.60%	2.72%	41%	$25,767
2015	$9.25	0.29	0.10	0.39	(0.29)	$9.35	4.28%	1.60%	3.12%	48%	$25,272
2014	$9.55	0.30	(0.30)	—	(0.30)	$9.25	0.21%	1.60%	3.40%	87%	$26,244

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended November 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through May 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

33

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one- and three-year periods and below its benchmark for the five- and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

34

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was well below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different

35

regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

36

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

37

Notes

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91041 1901

Semiannual Report

November 30, 2018

Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Municipal Bonds Outperform Treasuries in Volatile Climate

Municipal bonds (munis) overcame heightened market volatility to generate slightly positive returns for the six-month reporting period. Munis generally outperformed U.S. Treasuries, which declined fractionally as yields remained volatile and headed higher overall.

Favorable economic data and continued Federal Reserve (Fed) easing helped drive Treasury yields higher, and muni yields followed suit. U.S. annualized gross domestic product growth jumped from 2.2% in the first quarter to 4.2% in the second quarter. Although growth moderated in the third quarter, the economy continued to expand at a healthy 3.5% pace. At the same time, the unemployment rate plunged to a 49-year low, while inflation remained at or near the Fed's target.

The upbeat economy prompted the Fed to lift its short-term lending rate in June and September, the second and third interest rate hikes of 2018. The Fed also boosted its outlook for 2018 from three rate hikes to potentially four. This more-hawkish tone, combined with U.S. midterm election results, helped drive Treasury yields to their highest levels in several years. But Treasury yields fell sharply late in the reporting period. Continued strong stock market volatility and softer language from the Fed regarding the central bank's 2019 rate-hike plans drove yields lower.

Against this challenging backdrop for fixed-income investors, positive supply and demand influences helped munis advance fractionally and outperform Treasuries. High-yield munis modestly outperformed investment-grade munis.

Looking ahead, we believe state and local finances across the country should remain relatively healthy, providing continued support to the muni market. We also expect supply and demand dynamics to remain favorable. However, slowing global growth, ongoing trade tensions, and Fed interest-rate policy may continue to trigger widespread financial market volatility. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

NOVEMBER 30, 2018
Portfolio at a Glance
Weighted Average Life to Maturity	9.0 years
Average Duration (Modified)	4.6 years

Top Five States and Territories	% of net assets
Illinois	11.5%
Texas	9.3%
New York	9.1%
California	9.1%
Pennsylvania	8.5%

Top Five Sectors	% of fund investments
Hospital	13%
Special Tax	11%
General Obligation (GO) - Local	10%
General Obligation (GO) - State	9%
University Private	8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100.1%
Other Assets and Liabilities	(0.1)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2018 to November 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During Period(1) 6/1/18 - 11/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,003.60	$2.36	0.47%
I Class	$1,000	$1,004.60	$1.36	0.27%
Y Class	$1,000	$1,003.90	$1.21	0.24%
A Class	$1,000	$1,002.40	$3.61	0.72%
C Class	$1,000	$998.60	$7.36	1.47%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
I Class	$1,000	$1,023.72	$1.37	0.27%
Y Class	$1,000	$1,023.87	$1.22	0.24%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

NOVEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.1%
Alabama — 1.4%
Alabama 21st Century Authority Rev., 5.00%, 6/1/19	$4,510,000	$4,570,524
Black Belt Energy Gas District Rev., VRDN, 4.00%, 12/1/23	10,000,000	10,389,400
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,109,330
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,106,300
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,158,760
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,718,595
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 6/1/24	20,000,000	21,021,600
		47,074,509
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,000,977
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,742,480
		6,743,457
Arizona — 2.4%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 2.42%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	7,148,250
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	500,000	502,055
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	185,000	181,122
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	525,045
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	390,336
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	604,974
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	845,988
Arizona Industrial Development Authority Rev., (Provident Group - EMU Properties LLC), 5.00%, 5/1/36	1,015,000	1,103,021
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	108,533
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	547,480
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	222,336
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	334,962
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	240,669
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	773,388
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	767,466

	Principal Amount	Value
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	$300,000	$327,402
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,073,110
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,327,125
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	1,945,069
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,234,464
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,333,618
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,372,350
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)	920,000	923,303
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	4,743,086
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,391,595
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	2,925,000	2,885,542
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,172,666
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,011,591
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	895,080
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	723,814
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,801,361
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,657,185
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	407,007
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	823,493
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	1,000,000	1,041,840
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	809,879
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	701,862
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,162,730
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/20, Prerefunded at 100% of Par(2)	3,050,000	3,194,997
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/21	1,000,000	1,074,200
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,374,662
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(2)	1,120,000	1,141,862

	Principal Amount	Value
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(2)	$680,000	$693,274
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/19, Prerefunded at 100% of Par(2)	4,400,000	4,410,692
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	11,874,000
		82,824,484
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,079,370
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,481,747
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,268,017
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/26	1,000,000	1,102,630
		4,931,764
California — 9.1%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	729,225
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,120,880
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,723,882
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24	1,500,000	1,733,145
Anaheim Public Financing Authority Rev., 5.00%, 5/1/26	2,000,000	2,286,560
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	1,962,722
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	1,970,290
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,245,300
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,243,140
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,015,928
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(3)	2,000,000	1,641,680
Bay Area Toll Authority Rev., VRDN, 2.39%, (MUNIPSA plus 0.70%), 10/1/19	2,000,000	2,002,160
Bay Area Toll Authority Rev., VRDN, 2.79%, (MUNIPSA plus 1.10%), 4/1/24	3,750,000	3,844,012
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,002,320
California Health Facilities Financing Authority Rev., (Adventist Health System / West Obligated Group), 5.75%, 9/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,574,975
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	10,000,000	10,454,400
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.50%, 7/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,111,950
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	1,980,176
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	600,000	613,014
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,812,213

	Principal Amount	Value
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	$600,000	$655,104
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,104,080
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,114,330
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,120,560
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(2)	1,500,000	1,598,730
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,061,360
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	2,035,000	2,267,987
California State Public Works Board Rev., 5.00%, 4/1/24	11,500,000	12,556,275
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,454,200
California Statewide Communities Development Authority Rev., 5.25%, 12/31/18, Prerefunded at 101% of Par (AGM)(2)	35,000	35,085
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,693,410
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,707,450
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,129,730
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	10,400,000	11,051,976
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,458,267
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(3)	2,530,000	1,792,404
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,450,000	2,789,742
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	4,000,000	4,412,080
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,710,350
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,724,975
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	2,500,000	2,736,875
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,919,960
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,460,071
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,749,308
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,533,177
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,685,282
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,405,313
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,186,257
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	3,109,428
Kern County COP, 5.00%, 11/1/22 (AGM)	2,915,000	3,218,830
Los Angeles County COP, 5.00%, 9/1/20	900,000	951,687
Los Angeles Department of Water Rev., 5.00%, 7/1/19	250,000	254,960
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,052,500

	Principal Amount	Value
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	$2,400,000	$2,442,936
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,203,613
Oakland Unified School District / Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(2)	1,975,000	2,223,416
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,188,775
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,497,603
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,152,460
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/34	1,000,000	1,136,690
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/35	800,000	906,752
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(2)	5,985,000	6,462,603
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/20	1,375,000	1,434,166
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	2,500,000	2,700,125
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/23	2,500,000	2,739,175
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,348,348
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,251,500
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	3,868,480
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,631,997
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,297,189
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,055,760
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(3)	5,110,000	2,010,274
Poway Unified School District Public Financing Authority Special Tax, 3.00%, 9/1/19	300,000	303,102
Poway Unified School District Public Financing Authority Special Tax, 4.00%, 9/1/20	300,000	311,892
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	358,972
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,305,254
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	716,906
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,218,826
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(2)	2,865,000	3,283,003
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,416,808
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,106,760
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	3,070,000	3,233,877

	Principal Amount	Value
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	$6,000,000	$6,584,760
State of California GO, 6.00%, 4/1/19, Prerefunded at 100% of Par(2)	1,770,000	1,795,736
State of California GO, 5.00%, 9/1/24	10,000,000	11,094,900
State of California GO, 5.00%, 3/1/26	5,000,000	5,770,100
State of California GO, 5.00%, 12/1/26	3,955,000	4,475,636
State of California GO, 5.00%, 2/1/27	10,000,000	11,090,000
State of California GO, 5.00%, 11/1/27	5,000,000	5,629,400
State of California GO, 5.00%, 2/1/28	10,000,000	11,056,500
State of California GO, 4.00%, 9/1/32	5,000,000	5,303,650
State of California GO, 6.00%, 4/1/38	3,230,000	3,272,636
State of California GO, 5.50%, 11/1/39	10,000,000	10,311,000
State of California GO, VRDN, 2.32%, (70% of the 1-month LIBOR plus 0.70%), 12/1/20	8,500,000	8,550,490
State of California GO, VRDN, 2.375%, (70% of the 1-month LIBOR plus 0.76%), 12/1/21	4,000,000	4,034,160
State of California GO, VRN, 2.69%, (MUNIPSA plus 1.00%), 5/1/19	1,600,000	1,600,448
State of California GO, VRN, 2.84%, (MUNIPSA plus 1.15%), 5/1/20	2,120,000	2,138,444
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,069,650
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	2,800,000	2,808,540
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	5,305,000	5,310,358
		310,473,385
Colorado — 3.2%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,146,061
Adams County COP, 4.00%, 12/1/26	2,250,000	2,433,105
Adams County COP, 4.00%, 12/1/27	1,310,000	1,409,324
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,297,762
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,647,675
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,210,850
City & County of Denver Airport System Rev., VRDN, 2.47%, (70% of the 1-month LIBOR plus 0.86%), 11/15/19	3,400,000	3,404,454
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	1,936,989
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,208,990
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,213,061
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,086,143
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	2,060,000	2,248,552
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,389,879

	Principal Amount	Value
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/15/23	$2,000,000	$2,243,400
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,504,830
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,333,350
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/19	250,000	252,500
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/20	690,000	709,886
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	339,440
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	423,184
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	855,128
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	551,683
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	377,129
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	421,415
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 3.125%, 5/15/27	1,250,000	1,224,925
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	432,896
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	272,958
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,350,274
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	647,496
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	778,713
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	793,034
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	549,886
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,076,780
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,072,840
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,568,134
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,215,120
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,655,580
E-470 Public Highway Authority Rev., VRDN, 2.47%, (67% of the 1-month LIBOR plus 0.90%), 9/1/19	2,500,000	2,502,150
E-470 Public Highway Authority Rev., VRDN, 2.62%, (67% of the 1-month LIBOR plus 1.05%), 9/1/21	1,000,000	1,007,850
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	577,345
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,162,730
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	876,337
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,102,540

	Principal Amount	Value
Jefferson County School District R-1 COP, 5.00%, 12/15/23	$200,000	$224,560
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,160,471
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/37	1,000,000	1,092,280
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/41	3,000,000	3,243,960
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/46	2,250,000	2,414,340
Regional Transportation District COP, 5.50%, 6/1/21	170,000	178,400
Regional Transportation District Rev., 5.00%, 11/1/25	9,800,000	10,790,486
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 7/15/19	3,600,000	3,638,448
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 1/15/20	4,835,000	4,916,905
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	2,951,510
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,424,906
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,424,906
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,424,906
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,526,685
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,258,869
University of Colorado Rev., 5.25%, 6/1/19, Prerefunded at 100% of Par(2)	1,400,000	1,423,464
		109,607,474
Connecticut — 1.8%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	570,655
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,362,970
Bridgeport GO, 5.00%, 8/15/27(2)	335,000	396,067
Bridgeport GO, 5.00%, 8/15/27	4,665,000	5,253,863
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	688,152
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,696,560
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,438,925
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,104,050
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	709,558
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,897,672
Connecticut State Health & Educational Facility Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,110,780
Connecticut State Health & Educational Facility Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,137,274
Connecticut State Health & Educational Facility Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,099,760
Connecticut State Health & Educational Facility Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,091,040
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/19	1,000,000	1,007,290

	Principal Amount	Value
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/20	$1,000,000	$1,016,800
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,022,840
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,823,914
Connecticut State Health & Educational Facility Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	5,968,697
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	683,136
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	566,300
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,242,054
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	391,002
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	444,692
Connecticut State Health & Educational Facility Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/31	1,400,000	1,544,396
Connecticut State Health & Educational Facility Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/32	1,000,000	1,098,910
Connecticut State Health & Educational Facility Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/33	1,175,000	1,284,298
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(1)	3,860,000	4,053,695
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,161,150
New Haven GO, 5.00%, 8/1/23 (AGM)(2)	1,435,000	1,612,610
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	9,542,181
State of Connecticut, Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,232,100
		63,253,391
District of Columbia — 0.5%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,136,140
District of Columbia Rev., 5.00%, 12/1/19	5,000,000	5,154,550
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23	1,000,000	1,108,270
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24	1,000,000	1,127,090
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,003,487
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/39	5,000,000	5,101,700
		17,631,237
Florida — 5.2%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.00%, 11/15/23(4)	3,800,000	3,805,206
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	3,016,475
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,094,210
Broward County Airport System Rev., 5.00%, 10/1/26	1,000,000	1,091,530
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,303,616
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/22	8,000,000	8,742,080
Escambia County Rev., (Gulf Power Co.), VRDN, 2.10%, 4/11/19	1,500,000	1,498,335

	Principal Amount	Value
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	$1,000,000	$1,117,300
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	832,965
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,379,850
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/29	1,965,000	2,163,996
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/32	2,215,000	2,403,076
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/34	2,395,000	2,582,528
Florida Municipal Power Agency Rev., 5.25%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,055,860
Fort Myers Rev., 4.00%, 12/1/29	170,000	178,391
Fort Myers Rev., 4.00%, 12/1/30	150,000	156,504
Fort Myers Rev., 4.00%, 12/1/31	650,000	676,247
Gainesville Utilities System Rev., 5.00%, 10/1/22	1,000,000	1,104,230
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,293,560
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,918,245
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,419,375
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,544,863
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,876,808
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	981,794
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,590,582
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	860,610
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,373,485
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,742,450
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,138,240
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/26	2,000,000	2,257,380
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,688,880
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	893,688
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,788,855
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,038,850
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,101,330
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,651,995
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/42	9,520,000	10,254,182
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,210,309
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	439,220
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	560,130
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	569,005

	Principal Amount	Value
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	$1,000,000	$1,047,120
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 3.00%, 10/1/32	250,000	232,740
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	8,000,000	8,824,480
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	6,500,000	7,169,890
Orlando Rev., 5.00%, 11/1/31 (AGM)	5,000,000	5,682,950
Orlando Rev., 5.00%, 11/1/32 (AGM)	2,500,000	2,827,650
Orlando Utilities Commission Rev., 5.00%, 4/1/19, Prerefunded at 100% of Par(2)	945,000	954,913
Orlando Utilities Commission Rev., 5.00%, 10/1/19	1,500,000	1,538,340
Orlando Utilities Commission Rev., 5.00%, 10/1/21	4,745,000	5,130,199
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	1,935,798
Orlando Utilities Commission Rev., 5.00%, 10/1/33	1,265,000	1,277,283
Orlando-Orange County Expressway Authority Rev., (Central Florida Expressway Authority), 5.00%, 7/1/20, Prerefunded at 100% of Par(2)	1,880,000	1,967,890
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.25%, 7/1/20, Prerefunded at 100% of Par (AGM)(2)	5,850,000	6,146,068
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,051,290
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,271,903
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	4,870,633
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,597,152
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,038,350
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,393,389
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,023,300
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,039,860
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,348,222
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,443,010
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,755,306
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	3,250,000	3,284,547
Sunrise Utility System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(2)	430,000	446,443
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	862,184

	Principal Amount	Value
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	$1,000,000	$1,064,590
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,232,111
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,604,442
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,399,054
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	660,000	659,987
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,255,000	2,251,392
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	2,000,000	1,976,200
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,154,410
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,377,540
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,170,578
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,220,487
		179,667,936
Georgia — 1.7%
Athens-Clarke County Unified Government Water & Sewerage Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	1,200,000	1,203,516
Atlanta Tax Allocation, 5.00%, 1/1/20	625,000	644,088
Atlanta Tax Allocation, 5.00%, 1/1/20	1,000,000	1,030,540
Atlanta Tax Allocation, 5.00%, 1/1/20	950,000	979,013
Atlanta Tax Allocation, 5.00%, 1/1/21	200,000	206,108
Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	790,162
Atlanta Tax Allocation, 5.00%, 1/1/23	300,000	329,490
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,219,380
Atlanta Tax Allocation, 5.00%, 1/1/24	300,000	334,170
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,013,805
Atlanta Tax Allocation, 5.00%, 1/1/25	225,000	254,081
Atlanta Tax Allocation, 5.00%, 1/1/26	300,000	341,883
Atlanta Tax Allocation, 5.00%, 1/1/27	300,000	339,618
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,270,379
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,132,170
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,063,160
Main Street Natural Gas, Inc. Rev., VRDN, 4.00%, 9/1/23 (LIQ FAC: Royal Bank of Canada)	12,500,000	13,043,875
Main Street Natural Gas, Inc. Rev., VRDN, 2.26%, (MUNIPSA plus 0.57%), 12/1/23 (LIQ FAC: Royal Bank of Canada)	10,000,000	9,985,600
Main Street Natural Gas, Inc. Rev., VRDN, 2.37%, (67% of the 1-month LIBOR plus 0.83%), 12/1/23 (LIQ FAC: Royal Bank of Canada)	10,000,000	9,953,600
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/27(1)	5,000,000	5,418,200
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/35	1,000,000	1,022,430

	Principal Amount	Value
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	$1,500,000	$1,582,995
		57,158,263
Guam — 0.2%
Guam Government GO, 6.00%, 11/15/19	1,120,000	1,145,682
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,537,050
Guam Government Power Authority Rev., 5.00%, 10/1/20 (AGM)	1,000,000	1,048,830
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,168,920
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,083,550
		6,984,032
Hawaii — 0.5%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	905,000	996,568
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.50%, 7/1/20, Prerefunded at 100% of Par(2)	2,500,000	2,636,150
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/20, Prerefunded at 100% of Par(2)	1,000,000	1,058,320
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,593,978
State of Hawaii GO, 5.00%, 12/1/23	10,000,000	10,827,100
		18,112,116
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Obligated Group), 5.00%, 7/1/20, Prerefunded at 100% of Par (AGM)(2)	500,000	523,375
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,190,080
		3,713,455
Illinois — 11.5%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,302,769
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,142,002
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,120,730
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,127,740
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,861,733
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,032,220
Chicago GO, 6.00%, 1/1/38	5,000,000	5,552,900
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)(4)	5,000,000	5,532,300
Chicago Midway International Airport Rev., 5.00%, 1/1/19	800,000	801,848
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	843,072
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	645,288
Chicago O'Hare International Airport Rev., 5.00%, 1/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,061,500
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,657,680
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,492,440
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,186,240

	Principal Amount	Value
Chicago O'Hare International Airport Rev., 5.75%, 1/1/39	$320,000	$339,651
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,234,240
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,543,129
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,107,820
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,236,980
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,607,045
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,193,764
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,782,725
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	3,915,548
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,077,940
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,073,590
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	812,501
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	810,372
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,439,541
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,611,412
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,135,837
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,172,600
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,621,200
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,269,440
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,530,575
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,743,736
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,724,343
Cook County GO, 5.00%, 11/15/21	600,000	643,950
Cook County GO, 5.00%, 11/15/25	3,600,000	4,072,536
Cook County GO, 5.00%, 11/15/27	2,800,000	3,146,976
Cook County GO, 5.00%, 11/15/28	4,150,000	4,630,362
Cook County GO, 5.00%, 11/15/29	3,100,000	3,431,452
Cook County GO, 5.00%, 11/15/30	2,500,000	2,756,325
Cook County GO, 5.00%, 11/15/31	2,350,000	2,584,107
Cook County GO, 5.00%, 11/15/34	2,000,000	2,179,000
Cook County GO, 5.00%, 11/15/35	1,800,000	1,955,934
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,110,640
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,010,978
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,320,483
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,187,460
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,340,860
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,513,480
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,765,095
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,255,412
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,302,387
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,107,420

	Principal Amount	Value
Decatur GO, 5.00%, 3/1/25 (AGM)	$1,045,000	$1,172,386
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,133,520
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,220,908
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,354,962
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,415,737
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,482,471
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,549,217
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,700,365
Governors State University COP, 5.00%, 7/1/22 (BAM)	320,000	341,539
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	432,352
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	437,312
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	441,772
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	389,001
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	441,424
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	833,415
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,500,000	1,637,220
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,646,664
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,643,055
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/26	1,065,000	1,119,081
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/27	1,095,000	1,148,272
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/30	1,900,000	1,958,672
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/33	3,000,000	3,059,850
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/38	1,200,000	1,201,608
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,167,920
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,062,220
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,102,060
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,172,462
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	540,590
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	336,140
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	531,235
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	602,980
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	527,400
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,552,710
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	777,030

	Principal Amount	Value
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	$1,175,000	$1,284,487
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,368,047
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,446,541
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,738,091
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,367,573
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/46	2,000,000	2,103,360
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,228,600
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,064,448
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,074,300
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare Obligated Group), 5.00%, 11/1/19, Prerefunded at 100% of Par(2)	3,340,000	3,431,817
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	269,782
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	776,762
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	359,083
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	756,440
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	797,055
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,568,500
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,097,507
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/20	1,045,000	1,083,352
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22	825,000	884,755
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23	1,000,000	1,087,010
Illinois Health Facilities Authority Rev., (Memorial Health System), VRDN, 1.72%, 12/3/18 (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,477,200
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,807,036
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,159,420
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,148,900
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,363,872
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,829,275
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	16,688,080
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,725,350
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	10,665,300
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,403,300
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,389,160

	Principal Amount	Value
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	$245,000	$262,121
Springfield Electric Rev., 5.00%, 3/1/20	1,000,000	1,033,200
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,058,630
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,891,715
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,371,293
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,238,660
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,214,350
State of Illinois GO, 5.00%, 11/1/23	5,000,000	5,266,200
State of Illinois GO, 5.00%, 10/1/24	3,000,000	3,173,520
State of Illinois GO, 5.00%, 11/1/25	3,000,000	3,183,120
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,244,080
State of Illinois GO, 5.00%, 11/1/26	12,715,000	13,516,172
State of Illinois GO, 5.125%, 12/1/29	17,000,000	18,010,650
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,174,067
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,252,950
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,046,110
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,168,829
State of Illinois GO, 5.00%, 12/1/42	5,000,000	5,086,950
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,066,230
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,139,271
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,100,810
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	892,832
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,693,935
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,141,620
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,134,860
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	861,945
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	629,358
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	831,218
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,098,400
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	986,531
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,174,475
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,346,412
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,086,425
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,096,400
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 5.00%, 1/1/20 (AGM)	2,735,000	2,814,698
		394,425,298
Indiana — 1.4%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,925,572
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,483,272
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,502,013
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,288,538
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,334,080
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,296,126

	Principal Amount	Value
Indiana Finance Authority Rev., 5.00%, 2/1/29	$2,500,000	$2,851,525
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	2,869,428
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,279,070
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,895,477
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,089,357
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,106,350
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,134,226
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,152,154
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,034,420
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,385,345
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,089,880
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,254,121
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,353,900
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,577,029
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,336,650
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRDN, 2.24%, (MUNIPSA plus 0.55%), 11/1/23	5,000,000	5,001,850
Indiana University Rev., 5.00%, 8/1/19	4,200,000	4,286,646
		48,527,029
Iowa — 0.1%
Iowa Higher Education Loan Authority Rev., (Loras College), VRDN, 1.72%, 12/3/18 (LOC: Bank of America N.A.)	1,700,000	1,700,000
State of Iowa Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,538,850
		4,238,850
Kansas — 0.2%
University of Kansas Hospital Authority Rev., (Health System), VRDN, 1.71%, 12/3/18 (LOC: U.S. Bank N.A.)	5,000,000	5,000,000
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	859,456
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	998,569
		6,858,025
Kentucky — 2.2%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/20	400,000	405,272
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	546,390
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	2,000,000	1,968,400

	Principal Amount	Value
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	$2,250,000	$2,400,997
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,868,847
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	908,011
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	839,287
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,527,931
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/20	4,135,000	4,338,897
Kentucky Economic Development Finance Authority Rev., (Louisville Arena Authority, Inc.), 4.00%, 12/1/41 (AGM)	250,000	250,858
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	786,300
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,062,950
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,740,820
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,172,200
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,476,603
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 4/1/24	17,000,000	17,806,650
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 1/1/25	10,000,000	10,477,000
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/31 (BAM)	2,000,000	2,264,360
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/33 (BAM)	1,750,000	1,966,370
Kentucky Turnpike Authority Rev., 5.00%, 7/1/19	1,000,000	1,017,170
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	1,500,000	1,567,740
Louisville/Jefferson County Metropolitan Government Rev., (Louisville Gas & Electric Co.), VRDN, 1.50%, 4/1/19	5,000,000	4,988,950
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,671,645
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,681,875
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,242,395
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,252,380
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,512,941
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,662,555
		75,405,794
Louisiana — 1.6%
Louisiana Local Government Environmental Facilities & Community Development Auth Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,187,181
Louisiana Local Government Environmental Facilities & Community Development Auth Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,217,610
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	9,824,200
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45	6,000,000	6,356,760
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), 5.00%, 10/1/21	1,345,000	1,428,175
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/19(3)	1,000,000	976,530

	Principal Amount	Value
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/20(3)	$1,760,000	$1,665,118
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/21(3)	1,000,000	913,970
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/22(3)	1,450,000	1,278,407
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/23(3)	1,000,000	848,660
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,108,810
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,104,761
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 3.00%, 5/15/31	1,485,000	1,426,298
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,465,540
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	573,700
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	920,008
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	400,523
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,250,876
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,360,728
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,343,772
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	355,040
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	425,904
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	277,028
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	225,572
New Orleans Sewerage Service Rev., 5.00%, 6/1/45	1,660,000	1,782,624
Regional Transit Authority Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,029,910
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,317,350
		53,065,055
Maine — 0.1%
Portland General Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,840,647
Maryland — 1.6%
Baltimore Rev., 4.25%, 6/1/26	2,050,000	2,073,616
Baltimore Rev., 4.00%, 9/1/27	400,000	406,108
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,514,115
Baltimore Rev., 5.00%, 9/1/38	1,600,000	1,667,760
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/21	1,000,000	1,062,800
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/22	500,000	539,905
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/23	1,520,000	1,662,515
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/24	850,000	937,601
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/25	2,000,000	2,221,780
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/28	2,850,000	3,178,491
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/29	1,000,000	1,110,480
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	324,090
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	357,958

	Principal Amount	Value
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	$375,000	$407,119
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,373,836
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,101,560
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	557,985
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,206,500
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	222,190
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	195,288
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	134,554
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	144,742
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	193,750
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	275,230
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	329,118
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	355,543
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/20	500,000	513,415
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	500,000	524,845
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,922,205
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	505,443
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	736,108
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 4.00%, 6/1/42	1,250,000	1,216,537
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,070,190
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,503,211
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,618,898
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	2,974,881
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/20	1,260,000	1,290,127
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	1,918,487
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	2,036,357

	Principal Amount	Value
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	$2,045,000	$2,153,589
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,267,906
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 2.50%, 11/1/24	4,000,000	3,846,120
		55,652,953
Massachusetts — 2.1%
Massachusetts GO, VRDN, 1.70%, 8/1/22	5,500,000	5,382,905
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	609,119
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	434,140
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	581,983
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	612,958
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,110,542
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,579,916
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,543,238
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	521,227
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	1,000,000	1,026,490
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000,000	1,013,470
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/20	500,000	519,330
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/21	555,000	585,597
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/22	1,370,000	1,462,132
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/23	2,210,000	2,382,358
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/30	1,130,000	1,205,224
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/31	1,200,000	1,275,732
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/25	250,000	284,193
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/26	1,000,000	1,148,210
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/27	1,100,000	1,237,159
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	1,978,168
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,092,966

	Principal Amount	Value
Massachusetts Port Authority Rev., 4.00%, 7/1/22	$2,655,000	$2,825,929
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	8,713,680
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	3,893,926
Massachusetts School Building Authority Rev., 5.00%, 10/15/32	6,630,000	7,106,034
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,755,000	1,882,799
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,072,820
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/23	1,000,000	1,032,060
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/24	6,000,000	6,190,380
		71,304,685
Michigan — 4.6%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	928,960
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,583,249
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,700,559
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,790,048
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,948,169
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,060,482
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,900,418
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,525,636
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,634,050
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,003,620
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,372,150
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/19 (AGM)(4)	130,000	131,879
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/20 (AGM)(4)	1,200,000	1,244,268
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/21 (AGM)(4)	200,000	212,134
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)(4)	500,000	535,195
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)(4)	300,000	323,220
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)(4)	400,000	433,444
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)(4)	750,000	820,560
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)(4)	850,000	939,089
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)(4)	500,000	543,850

	Principal Amount	Value
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)(4)	$550,000	$604,098
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/26 (AGM)(4)	600,000	654,534
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/27 (AGM)(4)	1,250,000	1,358,300
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/28 (AGM)(4)	1,000,000	1,082,420
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/30 (AGM)(4)	1,255,000	1,349,878
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/31 (AGM)(4)	625,000	669,644
Detroit Sewage Disposal System Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/39	19,250,000	20,552,647
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/36	1,000,000	1,044,700
Lansing Board of Water & Light Rev., 5.00%, 7/1/27	5,000,000	5,335,950
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,068,380
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	545,570
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,113,540
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,129,110
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,145,010
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,657,585
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,819,357
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,364,694
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	3,841,853
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	4,890,600
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,172,940
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,626,270
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/22	2,065,000	2,184,006
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/27	4,225,000	4,688,609
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/32	4,000,000	4,333,320
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,126,500
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,567,776
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,395,100
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,740,843
Michigan State Building Authority Rev., 5.25%, 10/15/20	4,000,000	4,114,520
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,022,458
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	877,125

	Principal Amount	Value
Michigan State Hospital Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	$5,875,000	$5,841,101
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21	1,375,000	1,314,005
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,141,452
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,111,365
Saginaw Water Supply System Rev., 4.00%, 7/1/20 (AGM)	350,000	361,183
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	1,335,000	1,410,107
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,483,252
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,659,576
State of Michigan Rev., 5.00%, 3/15/25	11,000,000	12,667,600
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,732,333
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,186,119
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,121,310
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	726,947
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,311,347
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,278,099
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/21 (Q-SBLF)	510,000	540,794
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,178,733
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,235,640
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,790,500
		157,799,780
Minnesota — 0.7%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,107,910
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,086,690
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	550,590
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,343,952
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	907,904
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/32	1,000,000	1,076,690
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/37	2,000,000	2,115,640
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/47	4,500,000	4,707,180
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	953,600
Rochester Rev., (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	6,383,160
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,287,640
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,131,020
		23,651,976
Mississippi — 0.8%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	645,000	668,665

	Principal Amount	Value
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	$1,000,000	$1,056,890
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,074,340
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,631,340
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,167,080
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,079,830
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	639,569
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	573,259
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	608,780
Mississippi Development Bank Rev., 5.00%, 7/1/19 (Ambac)	4,160,000	4,228,515
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,975,942
State of Mississippi GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(2)	5,000,000	5,666,000
State of Mississippi GO, VRDN, 1.87%, (67% of the 1-month LIBOR plus 0.33%), 9/1/20	2,745,000	2,746,510
		27,116,720
Missouri — 1.0%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,243,663
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	646,554
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,089,580
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	891,433
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,222,793
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,479,850
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,363,219
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,242,590
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/20	400,000	413,040
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/22	450,000	488,700
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	679,692
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	631,357
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	298,100
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	592,115
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	614,035
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	549,974
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/19	1,475,000	1,490,414
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/23	1,790,000	1,889,846
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/24	380,000	402,238
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/25	975,000	1,032,174

	Principal Amount	Value
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/26	$1,000,000	$1,055,920
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/27	1,100,000	1,163,613
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/28	1,135,000	1,212,327
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/22	335,000	364,544
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	295,000	328,323
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	449,784
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	695,000	789,096
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	995,000	1,149,981
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	523,145
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	1,007,286
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	657,613
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,004,350
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,007,960
		34,975,309
Nebraska — 0.6%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,681,950
Central Plains Energy Project Rev., 5.00%, 9/1/31	2,000,000	2,260,920
Central Plains Energy Project Rev., VRDN, 5.00%, 1/1/24	10,000,000	10,862,200
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,423,285
		20,228,355
Nevada — 0.8%
Carson City Rev., (Carson Tahoe Regional Healthcare), 5.00%, 9/1/30	750,000	833,790
Carson City Rev., (Carson Tahoe Regional Healthcare), 5.00%, 9/1/32	735,000	812,087
Carson City Rev., (Carson Tahoe Regional Healthcare), 5.00%, 9/1/34	765,000	835,640
Clark County Rev., (Nevada Power Co.), VRDN, 1.60%, 5/21/20	1,500,000	1,483,470
Clark County Department of Aviation Rev., 5.00%, 7/1/21	5,000,000	5,356,700
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,356,907
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,220,864
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	1,944,640

	Principal Amount	Value
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	$1,270,000	$1,386,751
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	1,975,865
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	3,948,265
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	963,478
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/20	1,000,000	1,039,820
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,728,659
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,148,845
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	991,000
		28,026,781
New Jersey — 5.3%
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,111,040
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,129,761
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,132,770
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,251,360
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,116,460
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,531,747
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,396,144
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,444,450
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,407,950
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,608,185
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,429,300
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	6,800,400
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,062,310
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,272,600
New Jersey Economic Development Authority Rev., 5.25%, 6/15/40	3,500,000	3,688,650
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	5,674,400
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/30	575,000	603,595
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/31	500,000	522,670
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/32	1,000,000	1,041,710

	Principal Amount	Value
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/21	$835,000	$847,533
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,174,591
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,698,047
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,730,055
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	2,959,679
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	1,940,400
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/27	2,000,000	2,213,840
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,691,760
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,683,810
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	4,200,000	4,361,826
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/21	3,000,000	3,176,430
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,238,580
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,193,480
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,301,210
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/42	12,980,000	13,386,144
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,168,700
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,364,435
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,445,542
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/23	3,000,000	3,179,310
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,267,000
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,874,960
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,763,201
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	180,000	198,342
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	14,940,000	16,462,386
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,149,264
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,587,598
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,821,987
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,330,060
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,314,820
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	3,500,000	3,849,615

	Principal Amount	Value
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	$2,505,000	$2,742,649
		180,342,756
New Mexico — 0.4%
Farmington Rev., (Public Service Co. of New Mexico), VRDN, 2.125%, 6/1/22	3,000,000	2,923,320
New Mexico Finance Authority Rev., 4.00%, 6/15/19	2,000,000	2,023,220
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,815,726
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,145,860
New Mexico Municipal Energy Acquisition Authority Rev., VRDN, 5.00%, 8/1/19 (SBBPA: Royal Bank of Canada)	5,000,000	5,087,550
		12,995,676
New York — 9.1%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	454,484
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	394,202
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	392,721
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 6.25%, 1/15/20, Prerefunded at 100% of Par(2)	3,700,000	3,881,929
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,126,720
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,565,221
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,206,422
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,408,928
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	457,417
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,479,032
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,670,025
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	936,921
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,052,121
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	992,223
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/25	1,305,000	1,435,487
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/26	1,375,000	1,519,567
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/27	1,440,000	1,595,650
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/37	2,000,000	2,159,960

	Principal Amount	Value
Long Island Power Authority Rev., 5.00%, 5/1/21	$2,385,000	$2,548,873
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	12,636,575
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,866,520
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	1,750,000	1,799,507
Metropolitan Transportation Authority Rev., 5.25%, 11/15/19 (NATL)	4,900,000	5,050,038
Metropolitan Transportation Authority Rev., 5.00%, 11/15/21, Prerefunded at 100% of Par(2)	1,295,000	1,408,351
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22, Prerefunded at 100% of Par(2)	5,000,000	5,566,550
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	4,595,000	5,178,749
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	10,360,000	11,676,134
Metropolitan Transportation Authority Rev., VRDN, 2.14%, (MUNIPSA plus 0.45%), 11/15/22	7,000,000	6,960,380
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	121,685
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	101,368
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	922,845
New York City GO, 5.00%, 8/1/19	4,555,000	4,649,243
New York City GO, 5.00%, 10/1/19	5,000,000	5,129,050
New York City GO, 5.00%, 8/1/22	7,565,000	8,327,855
New York City GO, 5.00%, 8/1/25	1,700,000	1,956,836
New York City GO, 5.00%, 8/1/25	13,605,000	15,787,514
New York City GO, 5.00%, 8/1/26	5,370,000	6,138,286
New York City GO, 5.00%, 8/1/36	4,600,000	5,055,814
New York City GO, VRDN, 1.73%, 12/3/18 (SBBPA: Bank of America N.A.)	2,950,000	2,950,000
New York City GO, VRDN, 1.73%, 12/3/18 (LOC: Bank of America N.A.)	1,345,000	1,345,000
New York City GO, VRDN, 1.73%, 12/3/18 (SBBPA: State Street Bank & Trust Co.)	2,450,000	2,450,000
New York City GO, VRDN, 1.74%, 12/3/18 (LOC: Bank of New York Mellon)	1,200,000	1,200,000
New York City GO, VRDN, 1.76%, 12/3/18 (SBBPA: JPMorgan Chase Bank N.A.)	200,000	200,000
New York City Transitional Finance Authority Building Aid Rev., 5.50%, 1/15/39	2,000,000	2,008,700
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,751,800
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	11,019,600
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,386,200
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,405,632
New York City Water & Sewer System Rev., 5.00%, 6/15/39	5,070,000	5,140,929
New York City Water & Sewer System Rev., 5.00%, 6/15/39	7,010,000	7,108,070
New York City Water & Sewer System Rev., VRDN, 1.76%, 12/3/18 (SBBPA: JPMorgan Chase Bank N.A.)	3,485,000	3,485,000

	Principal Amount	Value
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(3)	$3,000,000	$1,352,280
New York Counties Tobacco Trust Rev., 5.00%, 6/1/36	550,000	580,564
New York Counties Tobacco Trust Rev., 5.00%, 6/1/41	400,000	418,552
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	11,806,991
New York Power Authority Rev., 5.00%, 11/15/22	1,000,000	1,114,920
New York State Dormitory Authority Rev., 5.75%, 3/15/19, Prerefunded at 100% of Par(2)	10,000,000	10,111,600
New York State Dormitory Authority Rev., 5.00%, 2/15/27	8,235,000	8,908,376
New York State Dormitory Authority Rev., 5.00%, 2/15/39	235,000	236,290
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,016,970
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 5.50%, 5/1/19, Prerefunded at 100% of Par(2)	1,450,000	1,472,475
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(1)	800,000	821,296
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,139,831
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	974,745
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,894,138
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,461,096
New York State Thruway Authority Rev., 5.00%, 5/1/19	12,000,000	12,152,280
New York State Thruway Authority Rev., 5.00%, 1/1/24	3,330,000	3,601,561
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,643,250
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,250,700
Niagara Falls Bridge Commission Rev., 4.00%, 10/1/19 (AGC)	700,000	711,669
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/20	580,000	597,145
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/42	2,850,000	3,035,164
State of New York GO, 5.00%, 2/15/39	2,000,000	2,011,860
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	501,325
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	775,881
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,053,070
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,056,915
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,595,260
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,032,650
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	799,568
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,349,604
TSASC, Inc. Rev., 5.00%, 6/1/20	2,000,000	2,077,840
TSASC, Inc. Rev., 5.00%, 6/1/20	1,000,000	1,031,480
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,121,040
TSASC, Inc. Rev., 5.00%, 6/1/21	1,000,000	1,039,860
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,079,610

	Principal Amount	Value
TSASC, Inc. Rev., 5.00%, 6/1/22	$1,300,000	$1,366,625
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,191,580
TSASC, Inc. Rev., 5.00%, 6/1/24	1,000,000	1,065,090
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,593,467
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/25	1,000,000	1,130,230
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/28	1,000,000	1,107,730
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/29	1,000,000	1,100,860
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/30	1,000,000	1,095,480
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/20	500,000	518,785
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	529,145
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,083,685
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,182,740
		311,855,407
North Carolina — 0.7%
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,169,820
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,761,480
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,562,815
Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,161,022
North Carolina Capital Facilities Finance Agency Rev., (Meredith College), 4.00%, 6/1/34	1,000,000	996,560
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,905,943
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/26	905,000	928,394
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/27	965,000	990,148
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	1,100,000	1,149,896
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/19, Prerefunded at 100% of Par(2)	1,280,000	1,283,174
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/28	4,050,000	4,345,326
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/30	520,000	521,097
North Carolina Turnpike Authority Rev., 5.00%, 1/1/19	350,000	350,763
North Carolina Turnpike Authority Rev., 5.00%, 1/1/20	800,000	823,744
North Carolina Turnpike Authority Rev., 5.00%, 1/1/21	790,000	832,802
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	752,983

	Principal Amount	Value
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/20	$450,000	$468,518
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	384,707
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	829,791
		23,218,983
Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/30	5,000,000	4,750,050
Cleveland COP, 5.00%, 11/15/19	2,450,000	2,511,593
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,577,601
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,458,403
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,767,484
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,663,793
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,203,527
Cleveland Airport System Rev., 5.00%, 1/1/25 (AGM)	4,000,000	4,308,080
Cleveland Airport System Rev., 5.00%, 1/1/25	2,500,000	2,684,850
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	3,560,000	3,828,709
Cleveland Airport System Rev., 5.00%, 1/1/26	2,530,000	2,713,172
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	827,775
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,389,750
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,250,000	2,285,235
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,250,000	1,337,225
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,749,426
Cuyahoga County Rev., 5.00%, 12/1/20	1,400,000	1,476,258
Cuyahoga County Rev., 5.00%, 12/1/24	500,000	559,810
Cuyahoga County Rev., 5.00%, 12/1/25	370,000	413,338
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,608,075
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,894,497
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,474,375
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,195,160
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,760,112
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,900,972
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,922,868
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,755,373
Montgomery County Rev., (Premier Health Partners Obligated Group), VRDN, 1.73%, 12/3/18 (LOC: Barclays Bank plc)	1,100,000	1,100,000
Ohio Higher Educational Facility Commission Rev., 5.00%, 10/1/19	3,480,000	3,568,079
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	280,000	294,202
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	1,055,000	1,124,915

	Principal Amount	Value
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	$1,090,000	$1,180,830
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,282,847
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,360,442
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,436,144
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,660,090
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,769,575
		75,794,635
Oklahoma — 0.6%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,722,690
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,143,790
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,136,950
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/23	1,550,000	1,688,415
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/25	530,000	589,371
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/27	700,000	788,361
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/28	1,600,000	1,810,128
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/29	750,000	839,790
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.25%, 8/15/48	3,750,000	4,003,762
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	269,960
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,806,392
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	546,550
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	650,904
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,079,740
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,365,847
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,099,390
		20,542,040
Oregon — 0.9%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.60%, 11/15/23	6,200,000	6,100,738
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 3.00%, 11/15/22	2,500,000	2,501,600
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	540,190
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	530,330

	Principal Amount	Value
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	$1,500,000	$1,572,720
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/52	1,500,000	1,567,065
Forest Grove Rev., (Oak Tree Foundation, Inc.), 4.00%, 3/1/19	320,000	321,203
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,107,392
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	377,237
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	271,798
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	219,146
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	341,936
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	636,336
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	507,210
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	295,226
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	258,082
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	228,038
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	300,539
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	265,289
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	224,878
Oregon Health & Science University Rev., 5.75%, 7/1/19, Prerefunded at 100% of Par(2)	3,200,000	3,270,624
State of Oregon GO, 5.00%, 5/1/19	1,080,000	1,094,018
State of Oregon GO, 5.00%, 5/1/20	1,870,000	1,950,148
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,049,840
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,606,230
State of Oregon GO, 5.00%, 8/1/21	750,000	808,072
State of Oregon GO, 5.00%, 8/1/22	700,000	772,268
State of Oregon GO, 5.00%, 8/1/23	1,340,000	1,509,899
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,148,250
		31,376,302
Pennsylvania — 8.5%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,276,789
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,072,200
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	619,722
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/33	400,000	411,652
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/37	1,000,000	1,060,160

	Principal Amount	Value
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/47	$1,625,000	$1,705,584
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRDN, 3.19%, (MUNIPSA plus 1.50%), 7/1/22	2,500,000	2,538,125
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	850,560
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	454,080
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/32	250,000	256,053
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/34	200,000	203,388
Coatesville School District GO, 4.00%, 8/1/20	250,000	256,170
Coatesville School District GO, 5.00%, 8/1/21	1,000,000	1,058,850
Coatesville School District GO, 5.00%, 8/1/22	875,000	942,095
Coatesville School District GO, 5.00%, 8/1/24	1,000,000	1,104,980
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,811,375
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,242,220
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,237,080
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,525,372
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,591,200
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,661,498
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,606,270
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,141,670
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,613,901
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	589,260
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	853,568
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	747,110
Doylestown Hospital Authority Rev., (Doylestown Hospital), 4.00%, 7/1/19 (GA: Doylestown Health Foundation)	1,105,000	1,113,464
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/22 (GA: Doylestown Health Foundation)	1,820,000	1,946,963
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/41 (GA: Doylestown Health Foundation)	3,000,000	3,153,660
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,151,467
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,204,401
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,255,777
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,308,076
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,366,908
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 2.47%, (67% of the 3-month LIBOR plus 0.77%), 5/1/37	5,000,000	4,491,150

	Principal Amount	Value
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	$5,000,000	$5,337,250
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,175,080
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	2,500,000	2,701,825
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,071,880
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,387,776
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,288,476
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,229,536
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,123,220
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,020,132
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,116,510
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 4.00%, 7/1/19	1,400,000	1,413,412
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	743,778
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	589,455
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), VRDN, 2.41%, (MUNIPSA plus 0.72%), 9/1/23	10,000,000	10,000,000
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRDN, 2.65%, (70% of the 1-month LIBOR plus 1.04%), 8/15/24	3,000,000	3,004,140
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/25	1,510,000	1,654,552
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.25%, 3/1/31	1,300,000	1,428,063
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/37	1,525,000	1,612,108
Pennsylvania COP, 5.00%, 7/1/29	600,000	680,010
Pennsylvania COP, 5.00%, 7/1/30	750,000	845,588
Pennsylvania COP, 5.00%, 7/1/31	850,000	954,771
Pennsylvania COP, 5.00%, 7/1/35	450,000	497,637
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,879,900
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	13,671,654
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,748,100
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	526,889
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	795,739
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	774,630
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	855,105
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/25	1,000,000	1,081,810

	Principal Amount	Value
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/26	$1,000,000	$1,080,140
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/27	1,250,000	1,348,513
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,678,288
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania), 5.00%, 9/1/19(2)	1,000,000	1,023,370
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24(4)	4,000,000	4,397,560
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(2)	945,000	1,087,619
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25(4)	3,900,000	4,332,588
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,083,932
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,118,820
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,094,353
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,460,800
Pennsylvania Turnpike Commission Rev., Capital Appreciation, VRN, 0.00%, 12/1/44	2,000,000	1,859,240
Pennsylvania Turnpike Commission Rev., VRN, 2.29%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	4,999,750
Pennsylvania Turnpike Commission Rev., VRN, 2.39%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,003,800
Philadelphia GO, 5.00%, 8/1/20	2,500,000	2,611,225
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,204,420
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,726,275
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,483,159
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,148,950
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,665,559
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,346,398
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,812,522
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,017,926
Philadelphia Municipal Authority Rev., 5.00%, 4/1/20	600,000	621,960
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,058,190
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	770,956
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,381,275
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,665,285
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,905,921
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	1,973,650
Philadelphia Water & Wastewater Rev., 5.25%, 1/1/19, Prerefunded at 100% of Par(2)	1,665,000	1,669,412
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,276,300
Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,090,600
Pittsburgh Water & Sewer Authority Rev., VRDN, 2.27%, (70% of the 1-month LIBOR plus 0.64%), 12/1/20 (AGM)	5,000,000	5,005,800
Reading GO, 4.00%, 11/1/20 (BAM)	1,170,000	1,203,146

	Principal Amount	Value
Reading GO, 5.00%, 11/1/22 (BAM)	$425,000	$462,005
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,482,378
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,980,440
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,378,431
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,763,106
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,858,526
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,134,390
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,025,855
Reading School District GO, 5.00%, 3/1/21	425,000	449,153
Reading School District GO, 5.00%, 3/1/23	670,000	735,854
Reading School District GO, 5.00%, 3/1/28	1,025,000	1,177,694
Reading School District GO, 5.00%, 3/1/35	2,000,000	2,232,800
Reading School District GO, 5.00%, 3/1/37	1,500,000	1,663,200
Reading School District GO, 5.00%, 3/1/38	1,500,000	1,658,670
School District of Philadelphia GO, 5.00%, 9/1/20	500,000	523,165
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,436,200
School District of Philadelphia GO, 5.00%, 9/1/23	1,500,000	1,651,125
School District of Philadelphia GO, 5.00%, 9/1/23	5,000,000	5,503,750
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,490,488
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	568,950
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	543,058
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,387,398
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,379,140
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	1,810,445
Scranton School District GO, 5.00%, 6/1/19	425,000	430,011
Scranton School District GO, 5.00%, 6/1/20	630,000	651,420
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,422,249
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,427,925
Scranton School District GO, 5.00%, 12/1/32	1,000,000	1,109,970
Scranton School District GO, 5.00%, 12/1/34	1,650,000	1,815,446
Scranton School District GO, 5.00%, 12/1/35	750,000	821,595
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,083,828
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	551,685
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	669,660
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	703,894
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,027,916
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	894,709
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	867,912
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,101,100
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	767,256
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	764,946

	Principal Amount	Value
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	$4,000,000	$4,478,720
Township of Exeter GO, 5.30%, 7/15/19 (Ambac)	1,830,000	1,868,430
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., VRN, 1.93%, (MUNIPSA plus 0.24%), 9/15/21	10,000,000	10,000,000
		291,594,419
Rhode Island — 0.4%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,902,159
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,074,007
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,254,000
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,130,030
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	511,551
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	562,970
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	557,255
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,469,352
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,226,140
		13,687,464
South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. Rev. (Charleston County School District), 5.00%, 12/1/24	1,750,000	1,964,585
Charleston Educational Excellence Finance Corp. Rev. (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,298,754
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,076,120
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,713,350
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	277,153
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,297,422
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	514,359
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(2)	625,000	627,300
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL)	875,000	878,141
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,023,675
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health Obligated Group), 5.75%, 8/1/19, Prerefunded at 100% of Par(2)	2,700,000	2,767,797
		22,438,656
Tennessee — 0.4%
Clarksville Public Building Authority Rev., VRDN, 1.73%, 12/3/18 (LOC: Bank of America N.A.)	3,000,000	3,000,000
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/20	300,000	308,832

	Principal Amount	Value
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	$1,050,000	$1,077,499
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	532,655
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	406,200
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	698,412
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	442,465
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	420,056
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	530,865
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	529,668
Montgomery County Public Building Authority Rev., VRDN, 1.73%, 12/3/18 (LOC: Bank of America N.A.)	900,000	900,000
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 11/1/25	3,000,000	3,129,120
		11,975,772
Texas — 9.3%
Allen Independent School District GO, 5.25%, 2/15/19, Prerefunded at 100% of Par(2)	3,325,000	3,347,543
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,654,240
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,151,870
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,261,315
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,141,570
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,137,480
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,393,992
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/20	500,000	515,325
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	750,000	790,163
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	800,000	843,840
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/22	650,000	698,594
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	650,000	708,617
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	750,000	817,643
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/24	1,500,000	1,654,335
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/25	800,000	888,696
Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	514,430
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	295,625
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,079,340
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	269,320
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,426,965
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,586,745
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	902,484

	Principal Amount	Value
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(2)	$2,500,000	$2,693,725
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,137,880
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,176,340
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,220,920
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,131,220
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,161,951
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/20	1,395,000	1,428,578
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,042,190
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,130,190
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,222,199
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	552,330
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,641,810
Dallas GO, 5.00%, 2/15/21	7,150,000	7,588,509
Dallas Area Rapid Transit Rev., 5.00%, 12/1/19	2,250,000	2,318,423
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22 (PSF-GTD)	9,845,000	10,667,353
Dallas Independent School District GO, VRN, 5.00%, 2/15/36, Prerefunded at 100% of Par (PSF-GTD)(2)	155,000	168,724
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	6,000,000	6,323,700
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	790,463
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	4,760,100
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	539,450
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	440,588
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	722,690
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/19 (BAM)	150,000	150,564
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/20 (BAM)	240,000	245,472
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/21 (BAM)	400,000	413,200
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	318,246
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	419,960
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	505,075
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	252,766
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	209,426
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,239,924
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	531,900
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	8,823,110

	Principal Amount	Value
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	$8,000,000	$8,791,840
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,412,990
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,676,566
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,910,843
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,721,685
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,145,150
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,140,530
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,055,260
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,642,586
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,025,330
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), 5.50%, 12/1/18	2,500,000	2,500,000
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,278,792
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	961,731
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	938,808
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	784,063
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	847,301
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,111,410
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	563,596
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,524,641
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,094,830
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	529,348
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,088,060
Houston Rev., 5.00%, 9/1/25	1,000,000	1,121,760
Houston Rev., 5.00%, 9/1/27	2,050,000	2,280,010
Houston Rev., 5.00%, 9/1/28	710,000	788,867
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	2,791,296
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,355,680
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,044,870
Houston Independent School District GO, VRDN, 2.40%, 6/1/21 (PSF-GTD)	8,000,000	8,017,280
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/20	500,000	523,265
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/22	250,000	271,830

	Principal Amount	Value
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/23	$490,000	$540,999
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/25	250,000	282,910
Irving Hospital Authority Rev., VRDN, 2.79%, (MUNIPSA plus 1.10%), 10/15/23	1,750,000	1,755,023
Lone Star College System GO, 5.00%, 8/15/19, Prerefunded at 100% of Par(2)	1,000,000	1,022,330
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,600,000	2,696,850
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,040,340
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,570,579
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,078,360
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,320,160
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	787,444
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	512,242
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	543,035
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	1,000,000	1,027,340
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/32	1,670,000	1,696,019
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	1,000,000	998,740
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/42	1,000,000	979,700
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,870,582
North Texas Tollway Authority Rev., 5.00%, 1/1/21	7,615,000	8,055,223
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	3,930,885
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,143,720
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,230,130
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,686,375
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,408,988
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	6,774,605
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,403,675
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	3,952,480
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,135,620
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,252,045
Red River Education Finance Corp. Rev., (Houston Baptist University), 5.50%, 10/1/46	3,150,000	3,344,890
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/19	1,000,000	1,014,060

	Principal Amount	Value
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/20	$1,000,000	$1,040,120
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/21	785,000	833,293
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 3.00%, 6/1/22	655,000	664,347
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/22	880,000	950,981
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	1,970,000	2,161,326
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	870,000	954,494
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	2,065,000	2,295,867
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	455,000	505,869
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/25	685,000	769,563
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/26	1,150,000	1,300,823
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/27	1,675,000	1,879,166
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/28	1,000,000	1,114,130
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/29	1,420,000	1,575,092
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,677,120
San Antonio Water System Rev., VRDN, 2.00%, 11/1/22	4,000,000	3,931,560
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), VRDN, 1.69%, 12/3/18 (LOC: TD Bank N.A.)	22,000,000	22,000,000
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), VRDN, 1.70%, 12/3/18 (LOC: TD Bank N.A.)	3,230,000	3,230,000
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,248,540
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26	5,580,000	6,419,790
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,478,222
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,639,860
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,720,245
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,129,560
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,549,005
Texas Transportation Commission State Highway Fund Rev., VRDN, 4.00%, 10/1/21	2,000,000	2,095,920
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,397,134
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,627,884
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	782,971
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,698,520
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34(4)	1,255,000	1,339,662

	Principal Amount	Value
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35(4)	$3,950,000	$4,204,419
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36(4)	4,100,000	4,349,157
Williamson County GO, 5.00%, 2/15/19 (NATL)	1,000,000	1,006,420
		317,615,735
Utah — 0.3%
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/26	1,050,000	1,171,401
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/27	2,145,000	2,375,845
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,131,700
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,158,640
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(2)	2,900,000	3,190,957
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(2)	1,220,000	1,342,402
		10,370,945
Vermont — 0.4%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	549,460
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	821,565
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,550,276
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	686,727
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,123,490
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	875,016
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,107,370
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	993,375
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	549,345
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,513,880
		12,770,504
Virginia — 0.6%
Fairfax County Economic Development Authority Special Tax, 5.00%, 4/1/20, Prerefunded at 100% of Par(2)	1,430,000	1,487,700
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,387,150
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,900,899
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/38	250,000	255,943
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/48	700,000	710,703
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	675,904
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	445,000	451,644

	Principal Amount	Value
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	$725,000	$750,049
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,555,800
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	721,812
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,123,370
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,120,710
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	777,238
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	486,581
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	554,030
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	507,105
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	842,070
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,116,940
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,395,310
		21,820,958
Washington — 3.3%
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,041,660
Seattle Municipal Light & Power Rev., 5.00%, 2/1/19	5,000,000	5,025,250
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	10,959,700
State of Washington GO, 5.00%, 6/1/21	1,650,000	1,769,295
State of Washington GO, 5.00%, 7/1/21	3,375,000	3,626,336
State of Washington GO, 5.00%, 6/1/22	2,000,000	2,142,580
State of Washington GO, 5.00%, 7/1/22	5,000,000	5,367,100
State of Washington GO, 5.00%, 7/1/23	3,855,000	4,235,296
State of Washington GO, 5.00%, 7/1/26	14,000,000	15,295,140
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,393,000
State of Washington GO, 5.00%, 8/1/29	18,795,000	21,437,765
Tobacco Settlement Authority Rev., 5.00%, 6/1/22	2,250,000	2,414,340
Tobacco Settlement Authority Rev., 5.00%, 6/1/23	2,000,000	2,174,800
Tobacco Settlement Authority Rev., 5.00%, 6/1/24	3,000,000	3,256,950
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.67%, (67% of the 1-month LIBOR plus 1.10%), 7/1/22	2,000,000	2,020,640
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.74%, (MUNIPSA plus 1.05%), 7/3/23	2,000,000	2,036,520

	Principal Amount	Value
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	$6,500,000	$7,284,420
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,253,900
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/25	980,000	1,088,613
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/26	2,010,000	2,243,864
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/30	1,270,000	1,388,440
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/31	1,340,000	1,459,247
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/33	1,505,000	1,627,236
		114,542,092
Wisconsin — 1.3%
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/42	1,100,000	1,157,772
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,153,020
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/33	3,480,000	3,600,478
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/38	4,335,000	4,410,776
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.00%, 11/15/22(1)	2,200,000	2,200,088
Public Finance Authority Rev., (Northwest Nazarene University), 5.00%, 10/1/43	5,305,000	5,316,883
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,513,188
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,116,430
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,696,635
State of Wisconsin GO, 5.00%, 5/1/19	2,715,000	2,750,241
State of Wisconsin GO, 5.00%, 5/1/20	2,890,000	3,014,703
State of Wisconsin GO, 5.00%, 5/1/21	2,460,000	2,634,832
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22 (GA: Mayo Clinic)	4,655,000	4,729,294
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30 (GA: Mayo Clinic)	5,800,000	5,896,106
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,642,041
		44,832,487
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $3,413,784,006)		3,429,067,591
OTHER ASSETS AND LIABILITIES — (0.1)%		(4,810,516)
TOTAL NET ASSETS — 100.0%		$3,424,257,075

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $75,076,481, which represented 2.2% of total net assets.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

NOVEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,413,784,006)	$3,429,067,591
Cash	324,906
Receivable for investments sold	690,000
Receivable for capital shares sold	6,493,271
Interest receivable	43,762,942
3,480,338,710

Liabilities
Payable for investments purchased	38,751,752
Payable for capital shares redeemed	15,617,635
Accrued management fees	915,670
Distribution and service fees payable	14,880
Dividends payable	781,698
56,081,635

Net Assets	$3,424,257,075

Net Assets Consist of:
Capital paid in	$3,419,304,447
Distributable earnings	4,952,628
$3,424,257,075

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,166,235,158	105,415,528	$11.06
I Class	$1,083,625,334	97,924,691	$11.07
Y Class	$1,132,238,081	102,373,837	$11.06
A Class	$32,174,373	2,907,769	$11.06*
C Class	$9,984,129	902,973	$11.06
*Maximum offering price $11.58 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$54,847,416

Expenses:
Management fees	5,673,323
Distribution and service fees:
A Class	44,751
C Class	56,527
Trustees' fees and expenses	123,432
Other expenses	895
5,898,928

Net investment income (loss)	48,948,488

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(1,274,782)
Change in net unrealized appreciation (depreciation) on investments	(35,035,766)

Net realized and unrealized gain (loss)	(36,310,548)

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,637,940

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MAY 31, 2018
Increase (Decrease) in Net Assets	November 30, 2018	May 31, 2018
Operations
Net investment income (loss)	$48,948,488	$92,087,794
Net realized gain (loss)	(1,274,782)	4,122,414
Change in net unrealized appreciation (depreciation)	(35,035,766)	(62,930,443)
Net increase (decrease) in net assets resulting from operations	12,637,940	33,279,765

Distributions to Shareholders
From earnings:
Investor Class	(17,209,582)	(38,736,951)
I Class	(14,821,227)	(28,303,449)
Y Class	(16,905,798)	(23,597,196)
A Class	(441,858)	(1,226,845)
C Class	(96,729)	(223,353)
Decrease in net assets from distributions	(49,475,194)	(92,087,794)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,380,165	280,048,787

Net increase (decrease) in net assets	(34,457,089)	221,240,758

Net Assets
Beginning of period	3,458,714,164	3,237,473,406
End of period	$3,424,257,075	$3,458,714,164

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended November 30, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $26,010,000 and $18,830,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2018 were $713,243,317 and $668,065,334, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2018		Year ended May 31, 2018
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,282,121	$114,228,177	23,265,099	$262,848,833
Issued in reinvestment of distributions	1,476,155	16,405,366	3,221,798	36,331,066
Redeemed	(32,271,034)	(358,556,020)	(37,650,968)	(425,499,025)
	(20,512,758)	(227,922,477)	(11,164,071)	(126,319,126)
I Class
Sold	37,727,506	418,771,099	49,839,919	564,438,126
Issued in reinvestment of distributions	1,031,525	11,460,836	1,941,003	21,915,301
Redeemed	(18,809,974)	(208,365,794)	(114,822,985)	(1,302,431,333)
	19,949,057	221,866,141	(63,042,063)	(716,077,906)
Y Class
Sold	10,816,254	120,203,455	113,056,803	1,280,916,214
Issued in reinvestment of distributions	1,508,609	16,752,753	2,091,258	23,526,908
Redeemed	(10,766,163)	(119,356,438)	(14,333,371)	(161,085,522)
	1,558,700	17,599,770	100,814,690	1,143,357,600
A Class
Sold	223,850	2,488,038	898,180	10,208,621
Issued in reinvestment of distributions	38,888	432,283	106,295	1,200,247
Redeemed	(876,400)	(9,751,607)	(2,683,884)	(30,417,909)
	(613,662)	(6,831,286)	(1,679,409)	(19,009,041)
C Class
Sold	16,469	183,657	85,273	964,193
Issued in reinvestment of distributions	7,507	83,381	17,023	191,851
Redeemed	(234,088)	(2,599,021)	(271,127)	(3,058,784)
	(210,112)	(2,331,983)	(168,831)	(1,902,740)
Net increase (decrease)	171,225	$2,380,165	24,760,316	$280,048,787

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,413,784,006
Gross tax appreciation of investments	$49,764,270
Gross tax depreciation of investments	(34,480,685)
Net tax appreciation (depreciation) of investments	$15,283,585

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2018, the fund had accumulated short-term capital losses of $(8,492,425), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$11.18	0.15	(0.12)	0.03	(0.15)	—	(0.15)	$11.06	0.36%	0.47%(4)	2.70%(4)	19%	$1,166,235
2018	$11.37	0.30	(0.19)	0.11	(0.30)	—	(0.30)	$11.18	0.95%	0.47%	2.63%	36%	$1,408,019
2017	$11.56	0.29	(0.19)	0.10	(0.29)	—	(0.29)	$11.37	0.87%	0.47%	2.52%	54%	$1,559,408
2016	$11.33	0.29	0.23	0.52	(0.29)	—	(0.29)	$11.56	4.66%	0.47%	2.55%	32%	$1,624,065
2015	$11.45	0.30	(0.12)	0.18	(0.30)	—	(0.30)	$11.33	1.59%	0.47%	2.64%	34%	$1,624,982
2014	$11.61	0.29	(0.12)	0.17	(0.29)	(0.04)	(0.33)	$11.45	1.55%	0.47%	2.61%	41%	$1,753,597
I Class
2018(3)	$11.18	0.16	(0.11)	0.05	(0.16)	—	(0.16)	$11.07	0.46%	0.27%(4)	2.90%(4)	19%	$1,083,625
2018	$11.38	0.32	(0.20)	0.12	(0.32)	—	(0.32)	$11.18	1.07%	0.27%	2.83%	36%	$872,018
2017	$11.56	0.31	(0.18)	0.13	(0.31)	—	(0.31)	$11.38	1.16%	0.27%	2.72%	54%	$1,604,320
2016	$11.34	0.31	0.22	0.53	(0.31)	—	(0.31)	$11.56	4.77%	0.27%	2.75%	32%	$1,633,080
2015	$11.45	0.32	(0.11)	0.21	(0.32)	—	(0.32)	$11.34	1.89%	0.27%	2.84%	34%	$1,676,931
2014	$11.61	0.32	(0.12)	0.20	(0.32)	(0.04)	(0.36)	$11.45	1.76%	0.27%	2.81%	41%	$1,511,995

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2018(3)	$11.18	0.16	(0.12)	0.04	(0.16)	—	(0.16)	$11.06	0.39%	0.24%(4)	2.93%(4)	19%	$1,132,238
2018	$11.37	0.32	(0.19)	0.13	(0.32)	—	(0.32)	$11.18	1.19%	0.24%	2.86%	36%	$1,126,861
2017(5)	$11.23	0.04	0.14	0.18	(0.04)	—	(0.04)	$11.37	1.65%	0.24%(4)	2.83%(4)	54%(6)	$5
A Class
2018(3)	$11.18	0.14	(0.12)	0.02	(0.14)	—	(0.14)	$11.06	0.24%	0.72%(4)	2.45%(4)	19%	$32,174
2018	$11.38	0.27	(0.20)	0.07	(0.27)	—	(0.27)	$11.18	0.61%	0.72%	2.38%	36%	$39,379
2017	$11.56	0.26	(0.18)	0.08	(0.26)	—	(0.26)	$11.38	0.70%	0.72%	2.27%	54%	$59,168
2016	$11.34	0.26	0.22	0.48	(0.26)	—	(0.26)	$11.56	4.30%	0.72%	2.30%	32%	$70,224
2015	$11.45	0.27	(0.11)	0.16	(0.27)	—	(0.27)	$11.34	1.43%	0.72%	2.39%	34%	$66,830
2014	$11.61	0.27	(0.12)	0.15	(0.27)	(0.04)	(0.31)	$11.45	1.30%	0.72%	2.36%	41%	$43,283
C Class
2018(3)	$11.17	0.09	(0.11)	(0.02)	(0.09)	—	(0.09)	$11.06	(0.14)%	1.47%(4)	1.70%(4)	19%	$9,984
2018	$11.37	0.18	(0.20)	(0.02)	(0.18)	—	(0.18)	$11.17	(0.14)%	1.47%	1.63%	36%	$12,437
2017	$11.55	0.17	(0.18)	(0.01)	(0.17)	—	(0.17)	$11.37	(0.05)%	1.47%	1.52%	54%	$14,572
2016	$11.33	0.18	0.22	0.40	(0.18)	—	(0.18)	$11.55	3.53%	1.47%	1.55%	32%	$16,425
2015	$11.44	0.19	(0.11)	0.08	(0.19)	—	(0.19)	$11.33	0.67%	1.47%	1.64%	34%	$17,005
2014	$11.60	0.18	(0.12)	0.06	(0.18)	(0.04)	(0.22)	$11.44	0.54%	1.47%	1.61%	41%	$17,912

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended November 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through May 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and ten-year periods and below its benchmark for the five-year period reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91042 1901

Semiannual Report

November 30, 2018

Tax-Free Money Market Fund
Investor Class (BNTXX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Municipal Bonds Outperform Treasuries in Volatile Climate

Municipal bonds (munis) overcame heightened market volatility to generate slightly positive returns for the six-month reporting period. Munis generally outperformed U.S. Treasuries, which declined fractionally as yields remained volatile and headed higher overall.

Favorable economic data and continued Federal Reserve (Fed) easing helped drive Treasury yields higher, and muni yields followed suit. U.S. annualized gross domestic product growth jumped from 2.2% in the first quarter to 4.2% in the second quarter. Although growth moderated in the third quarter, the economy continued to expand at a healthy 3.5% pace. At the same time, the unemployment rate plunged to a 49-year low, while inflation remained at or near the Fed's target.

The upbeat economy prompted the Fed to lift its short-term lending rate in June and September, the second and third interest rate hikes of 2018. The Fed also boosted its outlook for 2018 from three rate hikes to potentially four. This more-hawkish tone, combined with U.S. midterm election results, helped drive Treasury yields to their highest levels in several years. But Treasury yields fell sharply late in the reporting period. Continued strong stock market volatility and softer language from the Fed regarding the central bank's 2019 rate-hike plans drove yields lower.

Against this challenging backdrop for fixed-income investors, positive supply and demand influences helped munis advance fractionally and outperform Treasuries. High-yield munis modestly outperformed investment-grade munis.

Looking ahead, we believe state and local finances across the country should remain relatively healthy, providing continued support to the muni market. We also expect supply and demand dynamics to remain favorable. However, slowing global growth, ongoing trade tensions, and Fed interest-rate policy may continue to trigger widespread financial market volatility. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

NOVEMBER 30, 2018
Yields
7-Day Current Yield	1.28%
7-Day Effective Yield	1.28%

Portfolio at a Glance
Weighted Average Maturity	11 days
Weighted Average Life	11 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	96%
31-90 days	2%
91-180 days	—
More than 180 days	2%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2018 to November 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During Period(1) 6/1/18 - 11/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,005.10	$2.51	0.50%
Hypothetical
Investor Class	$1,000	$1,022.56	$2.54	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

NOVEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.2%
Arizona — 3.3%
Salt River Pima-Maricopa Indian Community Rev., VRDN, 1.72%, 12/7/18 (LOC: Bank of America N.A.)	$4,500,000	$4,500,000
California — 11.0%
Municipal Improvement Corp. of Los Angeles Lease Revenue, 1.70%, 12/14/18 (LOC: Bank of the West)	1,000,000	1,000,000
San Francisco City & County Redevelopment Agency Successor Agency Rev., VRDN, 1.80%, 12/7/18 (LOC: Citibank N.A.)	300,000	300,000
State of California Department of Water Resources Rev., 1.74%, 1/2/19	3,255,000	3,255,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.72%, 12/7/18 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.79%, 12/7/18 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Victorville Joint Powers Finance Authority Rev., VRDN, 2.19%, 12/7/18 (LOC: BNP Paribas)	6,595,000	6,595,000
		15,150,000
Colorado — 2.9%
Lafayette Exempla Improvement District Special Assessment, VRDN, 1.72%, 12/7/18 (LOC: Wells Fargo Bank N.A.)	920,000	920,000
RBC Municipal Products, Inc. Trust GO, VRDN, 1.72%, 12/7/18 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	3,000,000	3,000,000
		3,920,000
District of Columbia — 2.5%
District of Columbia Rev., (AARP Foundation), VRDN, 1.79%, 12/7/18 (LOC: Bank of America N.A.)	300,000	300,000
District of Columbia Housing Finance Agency Rev., (FC 1212 LLC), VRDN, 1.86%, 12/7/18 (LOC: Capital One N.A. and FHLB)	3,200,000	3,200,000
		3,500,000
Florida — 3.6%
County of Palm Beach Rev., (Henry Morrison Flagler Museum), VRDN, 1.75%, 12/7/18 (LOC: Northern Trust Company)	1,975,000	1,975,000
Florida Housing Finance Corp. Rev., (Mango Grove LLC), VRDN, 1.76%, 12/7/18 (LOC: Citibank N.A.)	2,100,000	2,100,000
Hillsborough County Industrial Development Authority Rev., (Independent Day School of Tampa), VRDN, 2.01%, 12/7/18 (LOC: Bank of America N.A.)	800,000	800,000
		4,875,000
Georgia — 2.1%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.84%, 12/7/18 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 1.85%, 12/7/18 (LOC: Bank of America N.A.)	1,340,000	1,340,000
		2,940,000

6

	Principal Amount	Value
Illinois — 11.5%
Du Page County Rev., (Morton Arboretum), VRDN, 1.68%, 12/7/18 (LOC: Northern Trust Company)	$1,800,000	$1,800,000
East Moline Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 1.97%, 12/7/18 (LOC: U.S. Bank N.A.)	480,000	480,000
Illinois Development Finance Authority Rev., (Teacher's Academy for Mathematics and Science), VRDN, 1.74%, 12/7/18 (LOC: JPMorgan Chase Bank N.A.)	530,000	530,000
Illinois Educational Facilities Authority Rev., (Lincoln Park Society), VRDN, 1.70%, 12/7/18 (LOC: Citibank N.A.)	2,000,000	2,000,000
Illinois Educational Facilities Authority Rev., (National-Louis University), VRDN, 1.76%, 12/7/18 (LOC: JPMorgan Chase Bank N.A.)	2,100,000	2,100,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 1.71%, 12/7/18 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 2.08%, 12/7/18 (LOC: First National Bank and FHLB)	1,600,000	1,600,000
RBC Municipal Products, Inc. Trust Rev., VRDN, 1.72%, 12/7/18 (AGM)(LIQ FAC: Royal Bank of Canada)(GA: Royal Bank of Canada)(1)	2,770,000	2,770,000
University of Illinois Rev., VRDN, 1.68%, 12/7/18 (LOC: JPMorgan Chase Bank N.A.)	1,805,000	1,805,000
		15,825,000
Indiana — 0.8%
Indiana Finance Authority Rev., (Franciscan Alliance, Inc. Obligated Group), VRDN, 1.73%, 12/7/18 (LOC: Bank of New York Mellon)	1,140,000	1,140,000
Iowa — 1.3%
Iowa Finance Authority Rev., (Iowa Health System Obligated Group), VRDN, 1.74%, 12/3/18 (LOC: Union Bank N.A.)	1,800,000	1,800,000
Louisiana — 2.5%
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 1.77%, 12/7/18 (LOC: Community Bank and FHLB)	3,390,000	3,390,000
Michigan — 0.4%
Michigan State Housing Development Authority Rev., VRDN, 1.70%, 12/7/18 (SBBPA: Barclays Bank plc)	550,000	550,000
Minnesota — 4.9%
Minneapolis Rev., (Seven Corners Community Housing Corp.), VRDN, 1.79%, 12/7/18 (LOC: Wells Fargo Bank N.A.)	1,255,000	1,255,000
Minnetonka Rev., (Brier Creek Apartments Partnership LLP), VRDN, 1.79%, 12/7/18 (LOC: Wells Fargo Bank N.A.)	145,000	145,000
Saint Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 1.81%, 12/7/18 (LIQ FAC: FHLMC)	5,335,000	5,334,959
		6,734,959
Nevada — 4.3%
Nevada Housing Division Rev., (HELP Owens Associates LP), VRDN, 1.72%, 12/7/18 (LOC: Citibank N.A.)	1,965,000	1,965,000
Nevada Housing Division Rev., (L'Octaine LP), VRDN, 1.72%, 12/7/18 (LOC: Citibank N.A.)	900,000	900,000
Nevada Housing Division Rev., (Vintage at Laughlin LLC), VRDN, 1.72%, 12/7/18 (LOC: East West Bank)(SBBPA: FHLB)	940,000	940,000

7

	Principal Amount	Value
Nevada Housing Division Rev., (Vista Creek Apartments LLC), VRDN, 1.76%, 12/7/18 (LOC: East West Bank and FHLB)	$2,100,000	$2,100,000
		5,905,000
New Jersey — 2.9%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.71%, 12/7/18 (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.71%, 12/7/18 (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	1,000,000	1,000,000
		4,000,000
New York — 16.8%
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 1.80%, 12/7/18 (LOC: HSBC Bank USA N.A.)	6,235,000	6,235,000
New York City GO, VRDN, 1.74%, 12/3/18 (LOC: Bank of New York Mellon)	3,160,000	3,160,000
New York City GO, VRDN, 1.76%, 12/3/18 (LOC: Bank of the West)	500,000	500,000
New York City Municipal Water Finance Authority Rev., VRDN, 1.72%, 12/3/18 (SBBPA: PNC Bank N.A.)	600,000	600,000
New York City Municipal Water Finance Authority Rev., VRDN, 1.69%, 12/7/18 (SBBPA: Barclays Bank plc)	2,765,000	2,765,000
New York City Transitional Finance Authority Rev., VRDN, 1.74%, 12/3/18 (SBBPA: Barclays Bank plc)	2,900,000	2,900,000
New York State Housing Finance Agency Rev., (Caroline Apartments Preservation LP), VRDN, 1.76%, 12/7/18 (LIQ FAC: FHLMC)	1,325,000	1,325,000
New York State Housing Finance Agency Rev., (MH Rental LLC), VRDN, 1.72%, 12/7/18 (LOC: Wells Fargo Bank N.A.)	900,000	900,000
North Amityville Fire Co, Inc. Rev., VRDN, 1.93%, 12/7/18 (LOC: Citibank N.A.)	1,725,000	1,725,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.71%, 12/7/18 (LIQ FAC: Toronto Dominion Bank)(1)	3,000,000	3,000,000
		23,110,000
North Carolina — 2.5%
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 1.72%, 12/7/18 (LOC: Branch Banking & Trust)	3,485,000	3,485,000
Ohio — 1.1%
Lorain County Port Authority Rev., (Saint Ignatius High School of Cleveland), VRDN, 1.68%, 12/7/18 (LOC: U.S. Bank N.A.)	1,465,000	1,465,000
Pennsylvania — 2.1%
Lancaster Industrial Development Authority Rev., (Willow Valley Communities), VRDN, 1.68%, 12/7/18 (LOC: PNC Bank N.A.)	1,400,000	1,400,000
Pennsylvania Economic Development Financing Authority Rev., (JCH Associates), VRDN, 1.71%, 12/7/18 (LOC: PNC Bank N.A.)	400,000	400,000
Pennsylvania Economic Development Financing Authority Rev., (Miquon School), VRDN, 1.71%, 12/7/18 (LOC: PNC Bank N.A.)	200,000	200,000
Pennsylvania Economic Development Financing Authority Rev., (Pittsburgh Allegheny County Thermal Ltd.), VRDN, 1.71%, 12/7/18 (LOC: PNC Bank N.A.)	400,000	400,000

8

	Principal Amount	Value
Pennsylvania Economic Development Financing Authority Rev., VRDN, 1.71%, 12/7/18 (LOC: PNC Bank N.A.)	$450,000	$450,000
		2,850,000
South Carolina — 0.4%
South Carolina Jobs-Economic Development Authority Rev., (Franco Manufacturing Co, Inc.), VRDN, 1.86%, 12/7/18 (LOC: Bank of America N.A.)	500,000	500,000
Texas — 11.2%
Gregg County Housing Finance Corp. Rev., (Bailey Properties LLC), VRDN, 1.71%, 12/7/18 (LOC: FNMA)(LIQ FAC: FNMA)	3,845,000	3,845,000
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 1.79%, 12/3/18	1,500,000	1,500,000
Harris County Health Facilities Development Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 1.79%, 12/3/18	595,000	595,000
Houston Combined Utility System Rev., VRDN, 1.71%, 12/7/18 (LIQ FAC: State Street Bank & Trust Co.)	2,850,000	2,850,000
Mission Economic Development Corp. Rev., VRDN, 1.84%, 12/7/18 (LOC: Wells Fargo Bank N.A.)	1,540,000	1,540,000
San Antonio Airport System Rev., (Cessna Aircraft Co.), VRDN, 1.86%, 12/7/18 (LOC: Bank of America N.A.) (Acquired 2/26/18, Cost $1,400,000)(2)	1,400,000	1,400,000
State of Texas Rev., 4.00%, 8/29/19	2,000,000	2,031,354
Texas Department of Housing & Community Affairs Rev., (Idlewilde Apartments LP), VRDN, 1.73%, 12/7/18 (LOC: FNMA)(LIQ FAC: FNMA)	1,690,000	1,690,000
		15,451,354
Washington — 10.4%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 1.84%, 12/7/18 (LOC: FHLB and Homestreet Bank)	1,500,000	1,500,000
Washington Economic Development Finance Authority Rev., (Recology CleanScapes, Inc.), VRDN, 1.74%, 12/7/18 (LOC: Bank of America N.A.)	2,100,000	2,100,000
Washington State Housing Finance Commission Rev., (Evergreen School), VRDN, 1.79%, 12/7/18 (LOC: Wells Fargo Bank N.A.)	1,145,000	1,145,000
Washington State Housing Finance Commission Rev., (Panorama), VRDN, 1.79%, 12/7/18 (LOC: Wells Fargo Bank N.A.)	5,500,000	5,500,000
Washington State Housing Finance Commission Rev., (Vintage at Mount Vernon), VRDN, 1.73%, 12/7/18 (LOC: FNMA)(LIQ FAC: FNMA)	4,000,000	4,000,000
		14,245,000
Wisconsin — 0.7%
Appleton Rev., (Great Northern Corp.), VRDN, 1.88%, 12/7/18 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
TOTAL INVESTMENT SECURITIES — 99.2%		136,336,313
OTHER ASSETS AND LIABILITIES — 0.8%		1,077,040
TOTAL NET ASSETS — 100.0%		$137,413,353

9

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $18,370,000, which represented 13.4% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,400,000, which represented 1.0% of total net assets.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

NOVEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$136,336,313
Cash	90,701
Receivable for investments sold	820,000
Receivable for capital shares sold	97,786
Interest receivable	219,414
137,564,214

Liabilities
Payable for capital shares redeemed	96,738
Accrued management fees	54,123
150,861

Net Assets	$137,413,353

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	137,421,574

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$137,401,743
Distributable earnings	11,610
$137,413,353

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,016,390

Expenses:
Management fees	330,429
Trustees' fees and expenses	4,823
335,252

Net investment income (loss)	681,138

Net Increase (Decrease) in Net Assets Resulting from Operations	$681,138

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MAY 31, 2018
Increase (Decrease) in Net Assets	November 30, 2018	May 31, 2018
Operations
Net investment income (loss)	$681,138	$946,553
Net realized gain (loss)	—	11,610
Net increase (decrease) in net assets resulting from operations	681,138	958,163

Distributions to Shareholders
From earnings	(681,138)	(946,553)

Capital Share Transactions
Proceeds from shares sold	27,993,930	68,056,635
Proceeds from reinvestment of distributions	681,138	936,350
Payments for shares redeemed	(29,508,343)	(68,148,167)
Net increase (decrease) in net assets from capital share transactions	(833,275)	844,818

Net increase (decrease) in net assets	(833,275)	856,428

Net Assets
Beginning of period	138,246,628	137,390,200
End of period	$137,413,353	$138,246,628

Transactions in Shares of the Fund
Sold	27,993,930	68,056,635
Issued in reinvestment of distributions	681,138	936,350
Redeemed	(29,508,343)	(68,148,167)
Net increase (decrease) in shares of the fund	(833,275)	844,818

See Notes to Financial Statements.

13

Notes to Financial Statements

NOVEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Officers and/or directors of these entities own 5% of the outstanding shares of the fund.

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Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended November 30, 2018 was 0.49%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,200,000 and $4,850,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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6. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2018(2)	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.51%	0.50%(3)	0.50%(3)	1.01%(3)	1.01%(3)	$137,413
2018	$1.00	0.01	—(4)	0.01	(0.01)	—	(0.01)	$1.00	0.69%	0.50%	0.50%	0.69%	0.69%	$138,247
2017	$1.00	—(4)	—	—(4)	—(4)	—(4)	—(4)	$1.00	0.28%	0.50%	0.50%	0.27%	0.27%	$137,390
2016	$1.00	—(4)	—(4)	—(4)	—(4)	—	—(4)	$1.00	0.02%	0.23%	0.50%	0.02%	(0.25)%	$153,686
2015	$1.00	—(4)	—(4)	—(4)	—(4)	—(4)	—(4)	$1.00	0.02%	0.17%	0.50%	0.01%	(0.32)%	$160,314
2014	$1.00	—(4)	—(4)	—(4)	—(4)	—(4)	—(4)	$1.00	0.04%	0.24%	0.50%	0.01%	(0.25)%	$167,166

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended November 30, 2018 (unaudited).

(3)	Annualized.

(4)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the first quartile of its peer group for the one-, three-, five- and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields, and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They

20

observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91043 1901

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)

are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President
(principal executive officer)

Date:	January 25, 2019

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	January 25, 2019